As filed with the Securities and Exchange Commission on March 11, 2005

Registration No. 333-122042

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

PIMCO VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive,

Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

(949) 720-4700

Registrant’s Telephone Number, including Area Code

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on March 11, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

March 18, 2005

Dear Shareholder:

Your Board of Trustees has called a Special Meeting of shareholders (“Special Meeting”) of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) (each a “Disappearing Fund” and together, the “Disappearing Funds”), scheduled to be held at 8:30 a.m., local time, on April 21, 2005 at the Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115.

The purpose of this special meeting of Shareholders (“Meeting”) is: (i) to seek shareholder approval of a reorganization providing for (a) the transfer of all of the assets of the TS Bond Fund to the PIMCO Total Return Portfolio, a series of PIMCO Variable Insurance Trust (“PVIT”), in exchange for Institutional Class shares of the PIMCO Total Return Portfolio having an aggregate value equal to the net assets of the TS Bond Fund and the assumption by the PIMCO Total Return Portfolio of all of the liabilities of the TS Bond Fund and (b) the subsequent liquidation of the TS Bond Fund; (ii) to seek shareholder approval of a reorganization providing for (a) the transfer of all of the assets of the TS Money Market Fund to the PIMCO Money Market Portfolio, a series of PVIT, in exchange for Institutional Class shares of the PIMCO Money Market Portfolio having an aggregate value equal to the net assets of the TS Money Market Fund and the assumption by the PIMCO Money Market Portfolio of all of the liabilities of the TS Money Market Fund and (b) the subsequent liquidation of the TS Money Market Fund; and (iii) to seek shareholder approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) between CIGNA Variable Products Group (“CVPG”), on behalf of the TS Bond Fund, and Pacific Investment Management Company LLC (“PIMCO”).

CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc. (“CIGNA Advisors”), the current investment adviser of the TS Money Market Fund and former adviser of the TS Bond Fund, has decided to exit the business of serving as investment adviser to funds such as the Disappearing Funds. As a result, the Board of Trustees has sought to find a suitable replacement and determined that the Reorganizations into similar funds managed by PIMCO are in the best interests of the Funds. If approved by shareholders, shareholders of the TS Money Market Fund will become shareholders of the PIMCO Money Market Portfolio, and shareholders of the TS Bond Fund will become shareholders of the PIMCO Total Return Portfolio on the date that the Reorganizations occur. If approved, the Reorganizations will provide shareholders of TS Money Market Fund and TS Bond Fund with larger funds with substantially similar investment objectives and strategies. PIMCO has provided advisory services pursuant to an Interim Investment Advisory Agreement for the TS Bond Fund since November 23, 2004, after the termination of the Master Investment Advisory Agreement dated as of April 26, 1988 (the “Prior Advisory Agreement,” and together with the Interim Advisory Agreement, the “Advisory Agreements”) between CVPG and CIGNA Advisors. If shareholders approve the Interim Advisory Agreement, PIMCO will receive advisory fees currently held in escrow.

You are being asked to vote to approve an Agreement and Plan of Reorganization and, with respect to the TS Bond Fund, the Interim Advisory Agreement. The accompanying document describes, for your evaluation, (i) the proposed Reorganizations for TS Money Market Fund and TS Bond Fund; (ii) compares the strategies and expenses of each of the Funds; (iii) describes the Interim Advisory Agreement; and (iv) compares the Interim Advisory Agreement to the Prior Advisory Agreement.

The Board of Trustees of the Disappearing Funds has reviewed and recommends that shareholders approve the proposed reorganizations (each a “Reorganization,” and collectively, the “Reorganizations”) of the TS Bond Fund and TS Money Market Fund into, respectively, PIMCO Total Return Portfolio and PIMCO Money Market Portfolio (each a “Surviving Fund,” and collectively, the “Surviving Funds”), and approval of the Interim Advisory Agreement. After careful consideration, the Board of Trustees of TS Money Market Fund and TS Bond Fund unanimously approved these proposals and recommend shareholders of TS Money Market Fund and TS Bond Fund vote “FOR” the proposals.

A Proxy Statement/Prospectus that describes the Reorganizations and Advisory Agreements is enclosed. The Disappearing Funds are underlying investment options for variable annuity and variable life insurance contracts issued by Connecticut General Life Insurance Company. You have the right to instruct Connecticut General Life Insurance Company as to the manner in which Disappearing Fund shares attributable to your variable contract shall be voted. Any variable product owners who have a voting interest in variable accounts holding shares of the Disappearing Funds are invited to attend the meeting, but we urge you in any event to complete and return the enclosed proxy card or voting instruction card in the envelope provided. It is very important that your card be received as soon as possible so that the necessary quorum will be represented at the meeting. If you do attend, you may vote in person if you so desire.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ RICHARD H. FORDE
Richard H. Forde, President

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

March 18, 2005

Notice of Special Meeting of Shareholders

of TimesSquare VP Money Market Fund

and TimesSquare VP Core Plus Bond Fund

Scheduled for April 21, 2005

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders (“Special Meeting”) of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) is scheduled for April 21, 2005 at 8:30 a.m., local time, at the Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115.

At the Special Meeting, you will be asked to consider and approve the following proposals:

(1)	TS Money Market Fund only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among CIGNA Variable Products Group on behalf of its series, TimesSquare VP Money Market Fund and PIMCO Variable Insurance Trust, on behalf of its series, PIMCO Money Market Portfolio, providing for the reorganization of TimesSquare VP Money Market Fund with and into PIMCO Money Market Portfolio;

(2)	TS Bond Fund only: To approve a Reorganization Agreement by and among CIGNA Variable Products Group on behalf of its series, TimesSquare VP Core Plus Bond Fund and PIMCO Variable Insurance Trust, on behalf of its series, PIMCO Total Return Portfolio and providing for the reorganization of TimesSquare VP Core Plus Bond Fund with and into PIMCO Total Return Portfolio;

(3)	TS Bond Fund Only: To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

(4)	Both Funds: To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on February 10, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to CIGNA Variable Products Group or by voting in person at the Special Meeting.

By Order of the Board of Trustees

/s/ JEFFREY S. WINER
Jeffrey S. Winer, Vice President and Secretary

March 18, 2005

PROXY STATEMENT OF

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

PROSPECTUS OF

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO MONEY MARKET PORTFOLIO

PIMCO TOTAL RETURN PORTFOLIO

840 Newport Center Drive

Newport Beach, California 92660

1-800-927-4648

March 18, 2005

PROXY STATEMENT OF

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

PROSPECTUS OF

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO TOTAL RETURN PORTFOLIO

PIMCO MONEY MARKET PORTFOLIO

840 Newport Center Drive

Newport Beach, California 92660

1-800-927-4648

March 18, 2005

INTRODUCTION

This Proxy Statement/Prospectus is being used by your fund’s board of trustees to solicit proxies to be voted at a special meeting of shareholders of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) (collectively, the “Disappearing Funds”) to be held on April 21, 2005 (“Special Meeting”). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on proposed reorganizations (each a “Reorganization,” and collectively, the “Reorganizations”) of TS Money Market Fund into PIMCO Money Market Portfolio, a series of PIMCO Variable Insurance Trust (“PVIT”), and TS Bond Fund into PIMCO Total Return Fund, also a series of PVIT (each a “Fund” and collectively, the “Funds”), and on an interim investment advisory agreement (“Interim Advisory Agreement”) between CIGNA Variable Products Group (“CVPG”), on behalf of TS Bond Fund, and Pacific Investment Management Company LLC (“PIMCO”).

Because you, as a contract owner of a variable annuity contract or variable life insurance policy beneficially own shares of either the TS Money Market Fund or TS Bond Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of either the PIMCO Money Market Portfolio or PIMCO Total Return Portfolio, this Proxy Statement also serves as a Prospectus for PIMCO Total Return Portfolio and PIMCO Money Market Portfolio. You are also being asked to approve the Interim Advisory Agreement, which is attached as Appendix B, between PIMCO, which currently serves as investment adviser to the TS Bond Fund, and CVPG.

Under each Agreement and Plan of Reorganization (each a “Reorganization Agreement,” and collectively, the “Reorganization Agreements”), TS Money Market Fund would transfer all of its assets to PIMCO Money Market Portfolio in exchange for Institutional Class shares of beneficial interest of PIMCO Money Market Portfolio and the assumption by PIMCO Money Market Portfolio of TS Money Market Fund’s liabilities as of the effective date of the Reorganization (“Closing Date”). TS Bond Fund would transfer all of its assets to PIMCO Total Return Portfolio in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio and the assumption by PIMCO Total Return Portfolio of TS Bond Fund’s liabilities as of the Closing Date.

In June 2004, CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc. (“CIGNA Advisors”) informed the Board of the Disappearing Funds that it had decided to exit the business of managing investment companies. Promptly thereafter, the Disappearing Funds’ independent Trustees undertook a search for a suitable replacement. In the course of this process they evaluated numerous qualified investment firms, along with funds managed by those firms that represented suitable merger candidates. The proposals described in this Proxy Statement/Prospectus are the result of this process.

At a Special Meeting of the Board of Trustees of CVPG held on December 20, 2004 in anticipation of the Reorganizations, the Board of Trustees determined to recommend the Reorganizations. The Board of Trustees had previously determined that it would be in the best interest of the TS Bond Fund and its shareholders to terminate the investment management relationship between CVPG and CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc. (“CIGNA Advisors”), and to enter into an investment management relationship between CVPG and PIMCO, and to appoint PIMCO as investment adviser to the TS Bond Fund until the closing of the Reorganization. This caused the Prior Advisory Agreement to be terminated with respect to the Bond Fund as of November 23, 2004.

The Board is now asking for your approval of an interim investment advisory agreement between CVPG, on behalf of the TS Bond Fund, and PIMCO so PIMCO will be permitted to receive compensation for its continuing investment management services for the Fund since November 23, 2004.

PIMCO Money Market Portfolio is a diversified mutual fund. PIMCO Money Market Portfolio’s investment objective is to seek maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO Total Return Portfolio is a diversified mutual fund. PIMCO Total Return Portfolio’s investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the PIMCO Total Return Portfolio normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on each Reorganization Agreement. A Statement of Additional Information (“SAI”) relating to this Proxy Statement dated March 18, 2005 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders, including annual and semi-annual reports which highlight certain important information about the Funds, including investment results and financial information. Each Fund offers its shares by a prospectus (the prospectus for TS Money Market Fund and TS Bond Fund, dated May 1, 2004, the prospectus for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, dated April 29, 2004, as revised September 10, 2004), each of which has more information about the pertinent Fund. For additional information about the Funds, see the CIGNA Variable Products Group prospectus and SAI with respect to the TS Money Market Fund and the TS Bond Fund, dated May 1, 2004, and the PVIT prospectus and SAI with respect to the PIMCO Money Market Portfolio and the PIMCO Total Return Portfolio dated May 1, 2004, as revised September 10, 2004. To obtain a copy of the current prospectus, SAI, annual report and semi-annual report for the TS Bond Fund or TS Money Market Fund, without charge, contact CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H10G, Hartford, CT 06103 or by calling 1-800-528-6718. To obtain a copy of the current prospectus, SAI, annual report and semi-annual report for the PIMCO Money Market Portfolio or PIMCO Total Return Portfolio, without charge, or to obtain a copy of the SAI relating to the Proxy Statement/Prospectus, contact PIMCO Variable Insurance Trust, 840 Newport Center Drive, Newport Beach, CA 92660 or by calling 1-800-927-4648.

You can copy and review information about each Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROPOSAL 1: TS Money Market Fund only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among TimesSquare VP Money Market Fund and PIMCO Money Market Portfolio providing for the reorganization of TimesSquare VP Money Market Fund with and into PIMCO Money Market Portfolio;

SUMMARY FOR TIMESSQUARE VP MONEY MARKET FUND

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A-1. The following discussion is primarily a summary of certain parts of the PIMCO Money Market Portfolio’s prospectus and the TS Money Market Fund’s prospectus.

The Proposed Reorganization

On December 20, 2004, the Board of Trustees of the TS Money Market Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the TS Money Market Fund in exchange for Institutional Class shares of beneficial interest of the PIMCO Money Market Portfolio;

•	the assumption by PIMCO Money Market Portfolio of the liabilities of the TS Money Market Fund known as of the Closing Date;

•	the distribution of Institutional Class shares of the PIMCO Money Market Portfolio to the shareholders of the TS Money Market Fund; and

•	the complete liquidation of the TS Money Market Fund.

As a result of the Reorganization, each owner of the TS Money Market Fund would become a shareholder of the Institutional Class of shares of the PIMCO Money Market Portfolio. The Reorganization is expected to be effective on or about April 1, 2005, or such other date as the parties may agree (the “Closing Date”).

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. Accordingly, pursuant to this treatment, neither the Funds nor their shareholders are expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Each shareholder will hold, immediately after the Closing Date, shares of Institutional Class of the PIMCO Money Market Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the TS Money Market Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially similar investment objectives and strategies.

•	Consolidation of these Funds will result in a larger Surviving Fund.

•	Both existing and prospective shareholders may benefit from the proposed Reorganization through the increase in asset size of the PIMCO Money Market Portfolio.

•	PIMCO Money Market Portfolio has lower overall fees than TS Money Market Fund. The PIMCO Money Market Portfolio will have advisory fees in the amount of 0.15% and administrative fees of 0.20%, totaling 0.35%, while TS Money Market Fund has a total fee of 0.41%, which includes fees for advisory and administrative services. For example, the total operating expenses before and after the merger, expressed as a percentage of net asset value per share of each Fund, based on the twelve-month period ended December 31, 2004, are as follows:

Gross Expenses Before the Reorganization
Expenses of the TS Money Market Fund	0.41%
Expenses of the PIMCO Money Market Portfolio	0.35%

Net Expenses Before the Reorganization (after fee waiver)
Expenses of the TS Money Market Fund	0.41%
Expenses of the PIMCO Money Market Portfolio	0.35%

After the Reorganization: Pro Forma
Net Expenses of the PIMCO Money Market Portfolio(1)	0.35%

(1)	Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses—Annual Fund Operating Expenses.

Approval of the Reorganization Agreement for TS Money Market Fund requires an affirmative vote of a majority of the outstanding voting securities of the Disappearing Fund, as defined in the Investment Company Act of 1940.

For more information about the proposed reorganization, see “Information about the Reorganizations.”

After careful consideration, the Board of Trustees of the TS Money Market Fund unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

Comparison of Investment Objectives and Strategies of TS Money Market Fund and PIMCO Money Market Portfolio

The following summarizes the investment objective, strategies and management differences between TS Money Market Fund and PIMCO Money Market Portfolio:

	TS Money Market Fund (Disappearing Fund)	PIMCO Money Market Portfolio (Surviving Fund)
Investment Objective	To provide as high a level of current income consistent with the preservation of capital and liquidity. The Fund attempts to maintain a stable $1.00 per share net asset value.	Seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund attempts to maintain a stable net asset value of $1.00 per share.

Principal Investments	The Fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.	The Fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

Investment Strategies	The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds. In particular, the Fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.	The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds. In particular, the Fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Credit Quality

The Fund invests primarily in securities that are in the highest rating category for short-term obligations.

The Fund also may invest up to 5% of its total assets in money market securities that are in the second -highest rating category for short-term obligations.

The Fund invests primarily in securities that are in the highest rating category for short-term obligations.

The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

Government Securities	The Fund may invest in the following: obligations of the U.S. Government (including its agencies); obligations of domestic and foreign commercial banks; asset-backed securities; bankers’ acceptances, certificates of deposit, commercial loan participations, repurchase agreements and time deposits; bankers’ acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks; and commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.	The Fund may invest in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper.

	TS Money Market Fund (Disappearing Fund)	PIMCO Money Market Portfolio (Surviving Fund)
Illiquid Securities	The Fund may not invest more than 10% of its net assets in illiquid securities, including unmarketable private placements.	The Fund may not invest more than 10% of its net assets in illiquid securities, including unmarketable private placements.

Securities Lending	The Fund may lend portfolio securities on a short-term or long-term basis, up to 25% of its total assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc.	PIMCO

Portfolio Manager	Maryann Depreaux	Paul A. McCulley

As you can see from the chart above, the investment objectives of the Funds are substantially similar. The Funds also invest in substantially similar types of securities, as both Funds invest substantially all of their assets in high quality money market instruments. Key differences among the Funds are highlighted below:

•	The PIMCO Money Market Portfolio may invest no more than 25% of its total assets in securities or obligations issued by U.S. banks. The TS Money Market Fund has no such limitation.

•	The TS Money Market Fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer. The PIMCO Money Market Portfolio has no such limitation.

•	Unlike the TS Money Market Fund, the PIMCO Money Market Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, municipal lease obligations, Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements, Residual Interest Bonds, and participation interests.

Relative Performance

The following table shows, for the periods shown, the (unaudited) annual total return for: (i) of TS Money Market Fund; (ii) Institutional Class shares of PIMCO Money Market Portfolio; and (iii) the Citigroup 3-Month Treasury Bill Index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not an indication of its future performance.

Calendar Year/Period Ended	TS Money Market Fund	PIMCO Money Market Portfolio(1)	Citigroup 3-Month Treasury Bill Index(2)
12/31/97	5.19%	N/A	5.25%
12/31/98	5.14%	N/A	5.06%
12/31/99	4.83%	N/A	4.74%
12/31/00	6.06%	N/A (3)	5.95%
12/31/01	3.73%	3.99%	4.09%
12/31/02	1.41%	1.56%	1.70%
12/31/03	0.77%	0.88%	1.07%
12/31/04	0.97%	1.06%	1.24%

(1)	The Fund Commenced Operations on April 10, 2000.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(3)	The Portfolio’s total return for the period April 10, 2000 through December 31, 2000 was 4.60%. The total return on the Citigroup 3-Month Treasury Bill Index for the same period was 4.56%.

Performance of PIMCO Money Market Portfolio

The following bar chart and tables provide an indication of the risks of investing in PIMCO Money Market Portfolio. The bar chart shows (on a calendar year basis) changes in PIMCO Money Market Portfolio’s annual total return from year to year. The information in the bar chart is based on the performance of the Institutional Class shares of the Fund. The table shows how PIMCO Money Market Portfolio’s average annual returns for one year and since its inception on April 10, 2000 compare to those of the Citigroup 3-Month Treasury Bill Index. PIMCO Money Market Portfolio’s past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Index is unmanaged. Investors cannot invest directly in an index. Performance would have been lower if the fees at the separate account level were included.

Calendar Year-by-Year Returns(1)(2)

                                    [CHART]

                      Calendar Year-by-Year Returns(1)(2)

2001                         3.99
2002                         1.56
2003                         0.88
2004                         1.06

(1)	These figures are for the year ended December 31 of each year.
(2)	During the period shown in the chart, the Fund’s best quarterly performance was 1.37% for the quarter ended March 31, 2001, and the Fund’s worst quarterly performance was 0.18% for the quarter ended December 31, 2003.

The following table shows what the average annual total returns of the Institutional Class shares of PIMCO Money Market Portfolio would equal if you averaged out actual performance over various lengths of time compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged index. The Citigroup 3-Month Treasury Bill Index has an inherent performance advantage over PIMCO Money Market Portfolio since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Before tax-returns are shown for Institutional Class shares only. After-tax returns for other Classes will vary.

PIMCO Money Market Portfolio — Average Annual Total Returns for the periods ended December 31, 2004

	1 Year	5 Years or Since Inception(1)
Institutional Class shares return before taxes(1)	1.06%	2.55%
Index (reflects no deduction for fees or expenses)(2)	1.24%	2.65%

(1)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Additional information about the TS Money Market Fund and PIMCO Money Market Portfolio is included below in “Information about the Reorganizations—Additional Information about the Funds.”

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives and strategies that are substantially similar, many of the risks of investing in PIMCO Money Market Portfolio are substantially the same as the risks of investing in TS Money Market Fund. Even though the Funds seek to maintain a $1 share price, you could lose money on your investment or the Fund could fail to generate high current income. The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or have its credit rating downgraded, and the investment adviser’s judgment about the credit quality, attractiveness or relative value of a particular security could prove to be incorrect.

Credit Risk. Both Funds could lose money if the issuer or guarantor of a fixed income security, or repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

An investment in the PIMCO Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIMCO Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of February 10, 2005 and on a pro forma basis as of February 10, 2005 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
TS Money Market Fund	$359,226,789.86	$1.00	359,230,786.19

PIMCO Money Market Portfolio - Institutional Class	$11,840.11	$1.00	11,840.11

Pro Forma - PIMCO Money Market Portfolio including TS Money Market Fund - Institutional Class	$359,238,629.97	$1.00	359,238,629.97	*

*	Number of shares outstanding calculated by combining the net assets of the TS Money Market Fund and PIMCO Money Market Portfolio and dividing by the NAV of the merged Funds.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the PIMCO Money Market Portfolio and the TS Money Market Fund. For further information on the fees and expenses, see “Information about the Reorganizations—Shareholder Information” below.

Management Fees

TS Money Market Fund currently pays a management fee of 0.35% on the Fund’s average daily net assets to CIGNA Advisors. PIMCO Money Market Portfolio currently pays a management fee of 0.15% on the Fund’s average daily net assets to PIMCO.

Administration Fees

The TS Money Market Fund pays CIGNA Advisors an administrative fee which is determined each year based upon a budget that is approved by the Board of Trustees at the beginning of the year. The PIMCO Money Market Portfolio currently pays PIMCO an administrative fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Arrangement

An expense limitation agreement is in place for the Institutional Class shares of PIMCO Money Market Portfolio for the current fiscal year. Under the terms of the expense limitation agreement, PIMCO has agreed to limit the expenses of the PIMCO Money Market Portfolio, to the extent they would exceed, due to the payment of the PIMCO Money Market Portfolio’s pro rata share of PVIT’s Trustees’ fees, 0.3549%. Under the Expense Limitation Agreement, PIMCO Money Market Portfolio will at a later date reimburse PIMCO for administrative fees waived by PIMCO during the previous 36 months, but only if, after such reimbursement, the PIMCO Money Market Portfolio’s expense ratio does not exceed the percentage described above. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term.

The expenses of the PIMCO Money Market Portfolio did not reach the expense limit for the fiscal year ended December 31, 2004.

Aggregate Fees

The aggregate fees paid to CIGNA Advisors as a percentage of net assets of the TS Money Market Fund for fiscal year ended December 31, 2004 was 0.376%. The aggregate fees paid to PIMCO as a percentage of net assets of the PIMCO Money Market Portfolio for fiscal year ended December 31, 2004 was 0.35%.

Expense Tables

The following table shows the fees and expenses for TS Money Market Fund and for Institutional Class Shares of PIMCO Money Market Portfolio.

Annual Fund Operating Expenses as of December 31, 2004

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Other Expenses(1)	Total Fund Operating Expenses(2)
TS Money Market Fund	0.35%	0.06%	0.41%
PIMCO Money Market Portfolio	0.15%	0.20%	0.35%
PIMCO Money Market Portfolio After the Reorganization (Estimated Pro Forma)	0.15%	0.20%	0.35%

(1)	PIMCO receives an annual administration fee equal to 0.20% of the PIMCO Money Market Portfolio’s average daily net assets.
(2)	PIMCO has entered into an expense limitation agreement with PVIT, pursuant to which PIMCO has agreed to waive or reduce its administrative fee so that the total annual operating expenses of the PIMCO Money Market Portfolio do not exceed, due to the payment of the Portfolio’s pro rata share of PVIT’s Trustees’ fees, 0.3549%. The PIMCO Money Market Portfolio will at a later date reimburse PIMCO for administrative fees waived by PIMCO during the previous 36 months, but only if, after such reimbursement, the PIMCO Money Market Portfolio’s expense ratio does not exceed 0.3549%. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Administration Agreement, or may be terminated by PVIT, without payment of any penalty, upon ninety (90) days’ prior written notice to PIMCO.

Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower. Expenses would be higher if charges at the separate account level were reflected.

TS Money Market Fund				PIMCO Money Market Portfolio - Institutional Class shares
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518	$36	$113	$197	$443

Estimated Pro Forma: the Funds Combined
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the PIMCO Money Market Portfolio’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Portfolio’s independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	PIMCO Money Market Portfolio - Institutional Class
	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00	1.00	1.00	1.00	1.00
Net Investment Income(2)	$0.01	0.01	0.02	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments(2)	$0.00	(0.00)	0.00	0.00	0.00
Total Income (Loss) from Investment Operations	$0.01	0.01	0.02	0.04	0.04
Dividends from Net Investment Income	$(0.01)	(0.01)	(0.02)	(0.04)	(0.04)
Distributions from Net Realized Capital Gains	$0.00	0.00	0.00	0.00	0.00
Total Distributions	$(0.01)	(0.01)	(0.02)	(0.04)	(0.04)
Net Asset Value, End of Period	$1.00	1.00	1.00	1.00	1.00
Total Return(2) (%):	1.06	0.88	1.56	3.99	4.60
Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$12	11	11	11	80
Ratio of Expenses to Average Net Assets (%)	0.35	0.35	0.35	0.35	0.35	*
Ratio of Net Investment Income to Average Net Assets (%)	1.04	0.85	1.58	4.59	6.02	*
Portfolio Turnover Rate (%)	N/A	N/A	N/A	N/A	N/A

(1)	The Portfolio Commenced Operations on April 10, 2000.
(2)	Per share amounts based on average number of shares outstanding during the period.
*	Annualized.

General Information

Following the Reorganization, certain holdings of TS Money Market Fund that are transferred to PIMCO Money Market Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for PIMCO Money Market Portfolio.

For more information about the Reorganization of the TS Money Market Fund, see “Information about the Reorganizations.” For more information about the PIMCO Money Market Portfolio and TS Money Market Fund, see “Information about the Reorganizations—Additional Information about the Funds” and “Information about the Reorganizations—Shareholder Information.”

PROPOSAL 2: TS Bond Fund only: To approve a Reorganization Agreement by and among TimesSquare VP Core Plus Bond Fund and PIMCO Total Return Portfolio providing for the reorganization of TimesSquare VP Core Plus Bond Fund with and into PIMCO Total Return Portfolio;

SUMMARY FOR TIMESSQUARE VP CORE PLUS BOND FUND

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A-2, and the Interim Advisory Agreement, which is attached hereto as Appendix B. The following discussion is primarily a summary of certain parts of the PIMCO Total Return Portfolio’s prospectus and the TS Bond Fund’s prospectus.

The Proposed Reorganization

On December 20, 2004, the Board of Trustees of the TS Bond Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of TS Bond Fund in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio;

•	the assumption by PIMCO Total Return Portfolio of the liabilities of the Bon Fund known as of the Closing Date;

•	the distribution of Institutional Class shares of the PIMCO Total Return Portfolio to the shareholders the TS Bond Fund; and

•	the complete liquidation of TS Bond Fund.

As a result of the Reorganization, each owner of TS Bond Fund would become a shareholder of the Institutional Class of shares of the PIMCO Total Return Portfolio. The Reorganization is expected to be effective on or about April 1, 2005, or such other date as the parties may agree (the “Closing Date”).

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. Accordingly, pursuant to this treatment, neither the Funds nor their shareholders are expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Each shareholder will hold, immediately after the Closing Date, shares of Institutional Class of the PIMCO Total Return Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of TS Bond Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially similar investment objectives and strategies.

•	Consolidation of these Funds will result in a larger Surviving Fund.

•	Both existing and prospective shareholders may benefit from the proposed Reorganization through the increase in asset size of the PIMCO Total Return Portfolio.

•	PIMCO Total Return Portfolio will have equal overall fees to TS Bond Fund. The PIMCO Total Return Portfolio will have advisory fees in the amount of 0.25% and administrative fees of 0.25%, totaling 0.50%, while TS Bond Fund has a total fee, after expense waivers, of 0.50%, which includes fees for advisory and administrative services.

•	The proposed Reorganization of TS Bond Fund is expected to have no effect on the operating expenses per share after fee waivers. For example, the total operating expenses before and after the mergers, expressed as a percentage of net asset value per share of each Fund, based on the twelve-month period ended December 31, 2004, are as follows:

Gross Expenses Before the Reorganization
Expenses of TS Bond Fund	0.69%
Expenses of PIMCO Total Return Portfolio	0.50%

Net Expenses Before the Reorganization (after fee waiver)
Expenses of TS Bond Fund	0.50%
Expenses of PIMCO Total Return Portfolio	0.50%

After the Reorganization: Pro Forma
Net Expenses of PIMCO Total Return Portfolio(1)	0.50%

(1)	Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses—Annual Fund Operating Expenses.”

Approval of the Reorganization Agreement for TS Bond Fund requires an affirmative vote of a majority of the outstanding voting securities of the Disappearing Fund, as defined in the Investment Company Act of 1940.

For more information about the proposed reorganization, see “Information about the Reorganizations.”

After careful consideration, the Board of Trustees of TS Bond Fund unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

Comparison of Investment Objectives and Strategies of TS Bond Fund and PIMCO Total Return Portfolio

The following summarizes the investment objective, strategies and management differences between TS Bond Fund and PIMCO Total Return Portfolio:

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Investment Objective	Seeks to provide as high a level of current income as possible consistent with reasonable concern for safety of principal.	Seeks maximum total return, consistent with preservation of capital and prudent investment management

Principal Investments	The Fund invests primarily in investment grade bonds.	The Fund invests primarily in investment grade debt securities.

Investment Strategies

Normally invests at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics.

The average portfolio duration of the fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index.

Normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on the Adviser’s forecast for interest rates.

	Normally, the fund will invest at least 75% of its assets in investment grade fixed income securities.	The Fund invests primarily in investment grade debt securities.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Credit Quality	The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds (“junk bonds”).	The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality.

Foreign Investments	Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.	The Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

Government Securities and Municipal Bonds	The Fund may invest in securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities.	The Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, in municipal lease obligations.

Swap Agreements

The Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, and total return swaps.

To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.

The Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, specific securities and commodities, credit and event-linked swaps, and options on swap agreements.

To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.

Futures and Commodities	The Fund may purchase and sell stock index futures and options thereon and financial futures contracts and options thereon. The Fund may not purchase or sell commodities or commodity contracts.	The Fund may invest in futures contracts and options thereon with respect to, but not limited to, interest rates and commodity indexes.

Derivatives	The Fund may invest in derivative instruments, such as options and futures contracts and forward contracts.	The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Equity Securities	The Fund may not invest in common stock and similar equity securities (including warrants or rights to purchase equity investments) except when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities.	The Fund may not invest in equity securities, but may invest in convertible securities that are not considered equities, such as preferred stocks and other securities, including fixed income securities and warrants.

Mortgage- and Asset-Backed Securities	The Fund may invest in mortgage- or asset-backed securities.	The Fund may invest in mortgage- or asset-backed securities.

Investment Decisions	Investment decisions for the fund follow a three-stage process. First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics. Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/reward tolerances for the fund. Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.	In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads.

Securities Lending	The Fund may lend portfolio securities on a short-term or long-term basis, up to 25% of its total assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Purchase and Sale Decisions	The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.	The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell portfolio investments due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
	The Fund will purchase and sell securities without regard to the effect on portfolio turnover. It is anticipated that each Fund’s annual portfolio turnover will not exceed 100%.	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

Investment Adviser	PIMCO	PIMCO

Portfolio Manager	William H. Gross*	William H. Gross

*	William H. Gross has served as portfolio manager of the TS Bond Fund since November 23, 2004.

As you can see from the chart above, the investment objectives of the Funds are substantially similar. The Funds also invest in substantially similar types of securities, as both Funds invest significant portions of their assets in investment grade fixed income securities. Key differences among the Funds are highlighted below:

•	The TS Bond Fund invests at least 80% of its total assets in fixed income securities, while the PIMCO Total Return Portfolio invests at least 65% of its assets in fixed income instruments.

•	The TS Bond Fund may invest up to 25% of its total assets in high-yield instruments. The PIMCO Total Return Portfolio’s investment in high yield securities is normally limited to a maximum of 10%.

•	The TS Bond Fund’s investment in foreign debt securities is limited to a maximum of 20% of its total assets. The PIMCO Total Return Portfolio’s investment in foreign debt securities is limited to a maximum of 30% of its total assets, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The PIMCO Total Return Portfolio will also hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Relative Performance

The following table shows, for the periods shown, the (unaudited) annual total return for: (i) TS Bond Fund; (ii) Institutional Class shares of PIMCO Total Return Portfolio; and (iii) the Lehman Brothers Aggregate Bond (“LBAG”) Index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not an indication of its future performance.

Calendar Year/Period Ended	TS Bond Fund(1)(2)	PIMCO Total Return Portfolio(3)	Lehman Brothers Aggregate Bond Index(4)
12/31/00	9.34%	N/A (5)	11.63%
12/31/01	9.06%	8.53%	8.44%
12/31/02	8.66%	9.23%	10.26%
12/31/03	6.98%	5.20%	4.10%
12/31/04	4.43%	5.05%	4.34%

(1)	The TS Bond Fund commenced operations on May 3, 1999.
(2)	Prior to November 23, 2004, CIGNA Advisors served as investment adviser to the TS Bond Fund.
(3)	The PIMCO Total Return Portfolio commenced operations on April 10, 2000.
(4)	The LBAG Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(5)	The Portfolio’s total return for the period April 10, 2000 through December 31, 2000 was 7.82%. The total return on the LBAG Index for the same period was 8.13%.

Performance of PIMCO Total Return Portfolio

The following bar chart and tables provide an indication of the risks of investing in PIMCO Total Return Portfolio. The bar chart shows (on a calendar year basis) changes in PIMCO Total Return Portfolio’s annual total return from year to year. The information in the bar chart is based on the performance of the Institutional Class shares of the PIMCO Total Return Portfolio. The table shows how PIMCO Total Return Portfolio’s average annual returns for one year and since its inception on April 10, 2000 compare to those of the Lehman Brothers Aggregate Bond Index. PIMCO Total Return Portfolio’s past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Index is unmanaged. Investors cannot invest directly in an index. Performance would have been lower if the fees at the separate account level were included.

Calendar Year-by-Year Returns(1)(2)

                                    [CHART]

                      Calendar Year-by-Year Returns(1)(2)

2001                         8.53
2002                         9.23
2003                         5.20
2004                         5.05

(1)	These figures are for the year ended December 31 of each year.
(2)	During the period shown in the chart, the Fund’s best quarterly performance was 5.46% for the quarter ended September 30, 2001, and the Fund’s worst quarterly performance was -2.18% for the quarter ended June 30, 2004.

The following table shows what the average annual total returns of PIMCO Total Return Portfolio would equal if you averaged out actual performance over various lengths of time compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index. The Lehman Brother Aggregate Bond Index has an inherent performance advantage over PIMCO Total Return Portfolio since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Before tax-returns are shown for Institutional Class shares only. After-tax returns for other Classes will vary.

PIMCO Total Return Portfolio — Average Annual Total Returns for the periods ended December 31, 2004

	1 Year	Since Inception(1)
Institutional Class shares return before taxes(1)	5.05%	7.58%
Index (reflects no deduction for fees or expenses)(3)	4.34%	7.63%

(1)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.
(3)	The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Additional information about the TS Bond Fund and PIMCO Total Return Portfolio is included below in “Information about the Reorganizations—Additional Information about the Funds.”

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives and strategies that are substantially similar, many of the risks of investing in PIMCO Total Return Portfolio are substantially the same as the risks of investing in TS Bond Fund. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. The following summarizes the principal investment techniques and risks of investing in the Funds.

Interest Rate Risk. The value of both Funds’ investments may fall when interest rates rise. The Funds may be sensitive to changes in interest rates because they may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk. Both Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Each Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivatives Risk. Both Funds may invest in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of a Fund. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may reduce returns for the Funds.

Mortgage Risk. A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk. Both Funds may invest in foreign securities, and as a result, may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of a Fund.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of February 10, 2005 and on a pro forma basis as of February 10, 2005 giving effect to the Reorganization:

	Net Assets (000s)	Net Asset Value Per Share	Shares Outstanding (000s)
TS Bond Fund	$89,103	$10.03	8,881
PIMCO Total Return Portfolio - Institutional Class	$66,487	$10.56	6,294
Pro Forma - PIMCO Total Return Portfolio including TS Bond Fund(1)
Institutional Class	$155,590	$10.56	14,734	*

*	Number of shares outstanding calculated by combining the net assets of the TS Bond Fund and PIMCO Total Return Portfolio and dividing by the NAV of the merged Funds.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the PIMCO Total Return Portfolio and the TS Bond Fund. For further information on the fees and expenses of PIMCO Total Return Portfolio, see “Information about the Reorganizations—Shareholder Information.”

Management Fees

TS Bond Fund previously paid a management fee of 0.50% on the Fund’s average daily net assets to CIGNA Advisors. The TS Bond Fund currently pays PIMCO a management fee of 0.50% of the Fund’s average daily net assets. The PIMCO Total Return Portfolio currently pays PIMCO a management fee of 0.25% of the Fund’s average daily net assets.

Administration Fees

CIGNA Advisors serves as the administrator to the TS Bond Fund. For its services, CIGNA Advisors receives an annual administration fee of 0.05% of the TS Bond Fund’s average daily net assets. The PIMCO Total Return Portfolio currently pays PIMCO an administrative fee of 0.25% of the Fund’s average daily net assets.

Expense Limitation Arrangements

An expense limitation agreement is in place for the Institutional Class shares of PIMCO Total Return Portfolio for the current fiscal year. Under the terms of the expense limitation agreement, PIMCO has agreed to limit the expenses of the PIMCO Total Return Portfolio, to the extent they would exceed, due to the payment of the PIMCO Total Return Portfolio’s pro rata share of PVIT’s Trustees’ fees, 0.5049%. Under the Expense Limitation Agreement, PIMCO Total Return Portfolio will at a later date reimburse PIMCO for administrative fees waived by PIMCO during the previous 36 months, but only if, after such reimbursement, the PIMCO Total Return Portfolio’s expense ratio does not exceed the percentage described above. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term.

The expenses of the PIMCO Total Return Fund did not reach the expense limit for the fiscal year ended December 31, 2004.

An expense limitation agreement is also in place for the TS Bond Fund. Under the terms of the expense limitation agreement, PIMCO and CIGNA Advisors have contractually agreed to waive management fees and reimburse the TS Bond Fund if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets. PIMCO and CIGNA Advisors retain the ability to be repaid by a fund if a fund’s expenses fall below the specified limit prior to the end of the fiscal year. This information and similar information is shown in the table below entitled “Annual Fund Operating Expenses.” This expense limitation agreement provides that PIMCO will bear, to the extent they exceed 0.50% in any fiscal year, and CIGNA Advisors will bear, to the extent they exceed 0.75% in any fiscal year, the ordinary operating expenses incurred by the TS Bond Fund, including but not limited to investment management fees of PIMCO, but excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. This expense limitation agreement will continue in effect during the term of the Interim Advisory Agreement, which will automatically terminate upon completion of the Reorganization.

The expenses of the TS Bond Fund exceeded by 0.19% the expense limit for fiscal year ended December 31, 2004.

Aggregate Fees

The aggregate fees paid to CIGNA Advisors as a percentage of net assets of the TS Bond Fund for the fiscal year ended December 31, 2004 was 0.31%. The aggregate fees paid to PIMCO as a percentage of net assets of the PIMCO Total Return Portfolio for fiscal year ended December 31, 2004 was 0.25%.

Expense Tables

The following table shows the fees and expenses for TS Bond Fund and for Institutional Class Shares of PIMCO Total Return Portfolio.

Annual Fund Operating Expenses as of December 31, 2004

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Other Expenses(1)(2)	Total Fund Operating Expenses(2)
TS Bond Fund	0.50%	0.19%	0.69%
PIMCO Total Return Portfolio	0.25%	0.25%	0.50%
PIMCO Total Return Portfolio After the Reorganization (Estimated Pro Forma)	0.25%	0.25%	0.50%

(1)	PIMCO receives an annual administration fee equal to 0.25% of the PIMCO Total Return Portfolio’s average daily net assets.
(2)	PIMCO and CIGNA Advisors have entered into an expense limitation agreement with TS Bond Fund to limit expenses of the Fund. Under the terms of the expense limitation agreement, PIMCO and CIGNA Advisors have contractually agreed to waive management fees and reimburse the TS Bond Fund if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets.

PIMCO has entered into an expense limitation agreement with PVIT, pursuant to which PIMCO has agreed to waive or reduce its administrative fee so that the total annual operating expenses of the PIMCO Total Return Portfolio do not exceed, due to the payment of the Portfolio’s pro rata share of PVIT’s Trustees’ fees, 0.5049%. The PIMCO Total Return Portfolio will at a later date reimburse PIMCO for administrative fees waived by PIMCO during the previous 36 months, but only if, after such reimbursement, the PIMCO Total Return Portfolio’s expense ratio does not exceed the percentage described above. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Administration Agreement, or may be terminated by PVIT, without payment of any penalty, upon ninety (90) days’ prior written notice to PIMCO.

Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower. Expenses would be higher if charges at the separate account level were reflected.

TS Bond Fund				PIMCO Total Return Portfolio - Institutional Class shares
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859	$51	$160	$280	$628

Estimated Pro Forma: the Funds Combined
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Portfolio’s independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	PIMCO Total Return Portfolio - Institutional Class
	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2001		Year Ended December 31, 2000(1)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.36		10.23		9.89		9.77		9.50
Net Investment Income(2)	$0.20	(3)	0.27	(3)	0.43	(3)	0.50	(3)	0.45	(3)
Net Realized and Unrealized Gain (Loss) on Investments(2)	$0.31	(3)	0.25	(3)	0.47	(3)	0.31	(3)	0.27	(3)
Total Income (Loss) from Investment Operations	$0.51		0.52		0.90		0.81		0.72
Dividends from Net Investment Income	$(0.21)		(0.31)		(0.43)		(0.50)		(0.45)
Distributions from Net Realized Capital Gains	$(0.15)		(0.08)		(0.13)		(0.19)		(0.00)
Total Distributions	$(0.36)		(0.39)		(0.56)		(0.69)		(0.45)
Net Asset Value, End of Period	$10.51		10.36		10.23		9.89		9.77
Total Return(2) (%):	5.05		5.20		9.23		8.53		7.82
Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$63,646		75,540		46,548		35,231		625
Ratio of Expenses to Average Net Assets (%)	0.50		0.50		0.50		0.50		0.50	*
Ratio of Net Investment Income to Average Net Assets (%)	1.92	(3)	2.60	(3)	4.23	(3)	5.00	(3)	6.47	*(3)
Portfolio Turnover Rate (%)	373		193		222		217		415

(1)	The Portfolio commenced operations on April 10, 2000.
(2)	Per share amounts based on average number of shares outstanding during the period.
(3)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ended December 31, 2004 by 0.00% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.00% and (0.01)% and to the net investment income per share of $0.00, $0.00, $0.00, and $0.00 in the fiscal years or periods ended December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.
*	Annualized.

General Information

Following the Reorganization, certain holdings of TS Bond Fund that are transferred to PIMCO Total Return Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs and the realization of taxable gains or losses for PIMCO Total Return Portfolio.

For more information about the Reorganization of the TS Bond Fund, see “Information about the Reorganizations.” For more information about the PIMCO Total Return Portfolio and TS Bond Fund, see “Information about the Reorganizations—Additional Information about the Funds” and “Information about the Reorganizations—Shareholder Information.”

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as Appendix A-1 and Appendix A-2.

The Reorganization Agreements provide for the transfer, as of the Closing Date, of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the corresponding Surviving Fund and the assumption by each Surviving Fund of the corresponding Disappearing Fund’s liabilities as set forth in that Fund’s statement of assets and liabilities as of the Closing Date. Shares of the Surviving Fund will then be distributed to shareholders of the corresponding Disappearing Fund, as provided for in the Reorganization Agreements. The Disappearing Funds will then be liquidated.

Each shareholder will hold, immediately after the Closing Date, Institutional Class shares of the corresponding Surviving Fund having an aggregate net asset value equal to the aggregate net asset value of the shares in the Disappearing Fund held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of each Surviving Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares, subject to limitations in the contract holder’s variable insurance contracts. Redemption requests received after the Closing Date will be treated as requests received by the corresponding Surviving Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of the respective Disappearing Funds. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A-1 and Appendix A-2 to review the terms and conditions of the Reorganization Agreements.

Reasons for the Reorganizations

In June 2004, CIGNA Advisors informed the Board of the Disappearing Funds that it had decided to exit the business of managing investment companies. Promptly thereafter, the Trustees who are not “interested persons” of the Disappearing Funds (the “Independent Trustees”), with assistance from CIGNA Advisors, identified approximately 10 firms that appeared to be highly qualified to take over both the investment management and administrative duties then performed by CIGNA Advisors. At the direction of the Independent Trustees, CIGNA Advisors sent to each of these firms a written request for proposal. These requests for proposal solicited information on numerous pertinent topics including each firm’s experience managing investment grade bond portfolios and registered investment companies; investment performance, and fund administration capabilities; biographical data of relevant investment professionals; compliance and regulatory matters; information on funds under their management that represented suitable merger candidates; and firm financial statements. After reviewing responses from approximately 8 firms, the independent CIGNA Trustees selected three firms, including PIMCO, as finalists and on October 12, 2004 conducted in-person interviews with representatives of the three firms.

Following these interviews, the Independent Trustees made a preliminary determination that PIMCO was the best candidate to serve the shareholders of the Disappearing Funds on an ongoing basis, noting, among other factors that PIMCO (i) has a record of superior performance in managing fixed income portfolios; (ii) is an experienced investment manager of registered investment companies, including insurance -dedicated funds; (iii) is a well-capitalized organization with substantial resources; and (iv) has an outstanding reputation as a manager of fixed income securities. The Independent Trustees also concluded that the Reorganizations are in the best interest of shareholders, noting (i) the similarities between the investment objectives and policies of the Disappearing Funds and the PVIT Funds; (ii) the strong performance of the PVIT Funds; (iii) the fact that the PVIT Money Market Fund’s total expense ratio is lower than that of the TS Money Market Fund and the total expense ratio of the PVIT Total Return Fund is the same as that of the TS Bond Fund, after giving effect to applicable fee waivers; and (iv) the willingness of PIMCO to pay certain expenses associated with the Reorganizations. Finally, the Independent Trustees considered the opinion of representatives of Connecticut General Life Insurance Company, the issuer of variable annuity and variable life insurance policies (“Variable Contracts”) that use the Disappearing Funds as underlying investment options, that PIMCO was the most suitable candidate.

It is expected that consolidating operations of the Disappearing Funds with the respective Surviving Funds should generally benefit the shareholders of each of the Funds by permitting shareholders to enjoy the more cost efficient operations of a single fund. In addition, it is expected that the Reorganization will permit the shareholders of each Disappearing Fund to pursue their investment goals in a larger fund (i.e., the Surviving Funds) that have investment objectives, principal investment strategies and investment restrictions that are compatible with those of the corresponding Disappearing Fund. In this regard, a larger fund should enhance the ability of PIMCO to effect portfolio transactions on more favorable terms and give PIMCO greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification.

The proposed Reorganizations were presented to the Board of Trustees of CVPG for consideration at a meeting held on December 20, 2004 and the Board of Trustees of PVIT for consideration at a meeting held on December 17, 2004. For the reasons discussed below, the Board of Trustees of CVPG, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Disappearing Funds, determined that the interests of the shareholders of TS Money Market Fund and TS Bond Fund would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each Fund and its shareholders. Likewise, for the reasons set forth below, the Board of Trustees of PVIT, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Surviving Funds, determined that the interests of the shareholders of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each Fund and its shareholders.

The Reorganizations will allow TS Bond Fund’s shareholders to continue to participate in a professionally-managed portfolio that invests primarily in investment grade bonds, and TS Money Market Fund’s shareholders to continue to participate in a professionally-managed portfolio that invests primarily in money market securities. Additionally, as shown in the fee table, the proposed Reorganization of the TS Bond Fund is expected to result in the same net operating expenses per share, and the proposed Reorganization of the TS Money Market Fund is expected to result in the lower net operating expenses per share. A list of the PIMCO Funds and the Classes available after the Reorganization is contained in Appendix C.

Board Considerations

The Board of Trustees of the TS Bond Fund and TS Money Market Fund approved the Reorganizations upon consideration of a number of factors, including the following:

•	the relative investment performance of the Surviving Funds as compared to the Disappearing Funds;

•	expense ratios and information regarding fees and expenses of each Fund;

•	the relative size of the Funds and the possibility that the increased asset size of the Reorganized Fund could provide the Fund with more trading leverage and opportunities to purchase larger positions;

•	whether the Reorganization would dilute the interests of their respective Fund’s current shareholders;

•	the similarity of investment objectives and strategies of each Surviving Fund with those of the corresponding Disappearing Fund;

•	that no fees or expenses would be borne by the TS Bond Fund or TS Money Market Fund in connection with the reorganization; and

•	the tax consequences of the Reorganization to each Disappearing Fund and its shareholders, including the tax-free nature of the transaction.

The Board of Trustees of the Disappearing Funds also considered (i) that the expense limitation agreement would continue in effect at least through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term; and (ii) that PIMCO will bear the full cost of the proxy solicitation and all expenses related to the Reorganizations.

The Trustees of TS Money Market Fund and TS Bond Fund recommend that shareholders approve the Reorganizations with and into, respectively, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

Tax Considerations

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Funds nor their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. Each Disappearing Fund shareholders’ holding period in the Surviving Fund shares received in the Reorganization will include the Disappearing Fund shares surrendered in the Reorganization provided that they held those shares as capital assets. Disappearing Fund shareholders’ aggregate basis in the Surviving Fund shares received in the Reorganization will be the same as shareholders’ aggregate basis in the Disappearing Fund. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Expenses of the Reorganization

PIMCO will bear the cost of the Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC.

Servicing Fees

Following the Reorganizations, and subject to their approval, PIMCO will pay Connecticut General Life Insurance Company (“CGLIC”), an affiliate of CIGNA Advisors, a servicing fee of 10 basis points on TS Money Market Fund assets and 15 basis points on TS Bond Fund assets that remain invested in the corresponding PVIT Funds. These servicing fees compensate CGLIC for providing various services to owners of Variable Contracts that use the PVIT Funds as underlying investment options. These fees will be paid by PIMCO out of its advisory fees. They will not result in the imposition of additional fees to shareholders.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Disappearing Fund is a diversified series of CVPG, an open-end management investment company organized as a Massachusetts business trust. CVPG is governed by a Board of Trustees consisting of 5 members.

Each Surviving Fund is a diversified series of PIMCO Variable Insurance Trust, an open-end management investment company organized as a Delaware statutory trust. PIMCO Variable Insurance Trust is governed by a Board of Trustees consisting of 6 members.

For more information on the history of the Funds, see the SAIs.

Distributor

CIGNA Brokerage Services, a division of Prudential Retirement Brokerage Services, Inc., whose address is 280 Trumbull Street, Hartford, CT 06103, is the principal distributor of variable life insurance contracts, the assets of which are invested in part in series of CVPG.

PA Distributors LLC (the “Distributor”), whose address is 2187 Atlantic Street, Stamford CT 06902, is the principal distributor for the Surviving Funds.

Administrative Services

Pursuant to an agreement between CIGNA Advisors and CVPG, on behalf of the TS Bond Fund, CIGNA Advisors currently provides administrative services to the TS Bond Fund.

Pursuant to an administration agreement with PVIT, PIMCO also serves as administrator to the Surviving Funds.

Governing Law

The CIGNA Variable Products Group’s operations are governed by its Master Trust Agreement, By-Laws, and applicable trust laws of the Commonwealth of Massachusetts. PIMCO Variable Insurance Trust’s operations are governed by a similar Trust Instrument and By-Laws, and applicable trust laws of the State of Delaware.

Shareholder Liability

Massachusetts law does not explicitly provide a limitation of liability for shareholders or trustees of a Massachusetts business trust. Under both the CIGNA Variable Products Group’s Master Trust Agreement and By-Laws, the Disappearing Funds indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Disappearing Fund, and not because of such shareholder’s acts or omissions or for some other reason.

Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the New Fund is unable to meet its obligations. Under PIMCO Variable Insurance Trust’s Trust Instrument and By-laws, and the Surviving Funds are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Surviving Funds, and not because of his or her acts or omissions or for some other reason.

Board of Trustees

The CIGNA Variable Products Group and PIMCO Variable Insurance Trust each have a Board of Trustees. The Board of Trustees of the CIGNA Variable Products Group is comprised of five trustees, one of whom is an interested person as that term is defined under the 1940 Act. The Board of Trustees for the PIMCO Variable Insurance Trust has six trustees, two of whom are interested persons as that term is defined under the 1940 Act. For more information, refer to the Prospectus and Statement of Additional Information dated April 30, 2004 for the Disappearing Funds and the Prospectuses dated May 1, 2004, and Statement of Additional Information dated May 1, 2004, as revised September 10, 2004, for the Surviving Funds.

Shares and Classes

The Disappearing Funds, like the Surviving Funds, are authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. Each of the Surviving Funds is a separate series of PVIT. The Surviving Funds are separate series of PIMCO Variable Insurance Trust and each Surviving Fund includes more than one class of shares. PIMCO Variable Insurance Trust has reserved the right to create and issue additional classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.

Shareholder Votes

The CIGNA Variable Products Group’s Master Trust Agreement provides that thirty percent of the outstanding shares entitled to vote shall be a quorum for the transaction of business at shareholders’ meetings. PIMCO Variable Insurance Trust’s Trust Instrument provides that one third of the outstanding shares entitled to vote shall be a quorum for the transaction of business at shareholders’ meetings.

Management of the Funds

Investment Advisers. CIGNA Advisors serves as the investment adviser to TS Money Market Fund pursuant to an investment advisory contract between CIGNA Advisors and CIGNA Variable Products Group. CIGNA Advisors’ address is Four TimesSquare, 25th Floor, New York 10036. CIGNA Advisors determines what investments shall be purchased, held, sold or exchanged by the TS Money Market Fund. CIGNA Advisors is also responsible for overall management of the business affairs of the TS Money Market Fund. CIGNA Advisors is a wholly-owned subsidiary of CIGNA Corporation. CIGNA Advisors’ fee for managing the TS Money Market Fund, as a percentage of the fund’s average daily net assets, is 0.35%.

PIMCO serves as the investment adviser to PIMCO Money Market Portfolio and PIMCO Total Return Portfolio pursuant to an investment advisory agreement between PIMCO and PIMCO Variable Insurance Trust. PIMCO also serves as investment adviser to and TS Bond Fund pursuant to an interim investment advisory agreement between PIMCO and CVPG. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $445 billion of assets under management as of December 31, 2004.

PIMCO has overall responsibility for management of, and monitoring the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services provided to, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract (“Advisory Contract”) between PIMCO and the Trust. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors””) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Allianz Global Investors was organized as a limited-partnership under Delaware law in 1987. Allianz Global Investors’ sole general partner is Allianz-PacLife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. ADAM U.S. Holding LLC’s sole member is Allianz Global Investors of America LLC, a Delaware limited liability company. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is wholly-owned by Allianz Aktiengesellschaft (“Allianz AG”). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly owns a controlling interest in Allianz Global Investors. Allianz AG is a European-based, multi-national insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Global Investors and is a California based insurance company.

Portfolio Managers. Paul A. McCulley currently serves as portfolio manager for the PIMCO Money Market Fund. Mr. McCulley has served as Managing Director for PIMCO since 1999.

William H. Gross currently serves as the portfolio manager of the TS Bond Fund. Mr. Gross also serves as portfolio manager for the PIMCO Total Return Portfolio. Mr. Gross has served as Managing Director and Chief Investment Officer for PIMCO since 1997. The SAI provides additional information about Mr. Gross’s compensation, other accounts managed by Mr. Gross, and Mr. Gross’s ownership of securities in the PIMCO Total Return Portfolio.

Maryann Depreaux currently serves as portfolio manager for the TS Money Market Fund. Ms. Depreaux has served as the fund’s portfolio manager since its inception in 1996, and as a Vice President for CIGNA Advisors since 1995.

Legal Proceedings. On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and PAD, in connection with the same matter. In the New Jersey Settlement, Allianz Global Investors, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, Allianz Global Investors, PEA, PAD, and certain of their affiliates, PIMCO Funds: Pacific Investment Management Series (the “PIMS Funds”), PIMCO: Multi-Manager Series (the “MMS Funds”), and the Trustees of the Trust (in their capacity as Trustees of the PIMS or MMS Funds), have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMS Funds and the MMS Funds during specified periods, or as derivative actions on behalf of the PIMS and MMS Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the MMS and PIMS Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the PIMS Funds’ trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMS Funds or on behalf of the PIMS Funds themselves against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the MMS and PIMS Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against Allianz Global Investors, PEA, PAD and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the Securities and Exchange Commission (“SEC”), be barred from serving as an investment adviser, and PAD could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios of the Trust. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, PAD, Allianz Global Investors and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Portfolios. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Portfolios or the Trust or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Available Information

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940 as amended, and will file reports, proxy statements and other information with the Securities and Exchange Commission (“SEC”). These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C., Northeast Regional Office, The Woolworth Building, 233 Broadway, New York, New York 10279, and at the Midwest Regional Office 500 West Madison Street, Suite 1400, Chicago, Illinois. Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at http://www.sec.gov.

SHAREHOLDER INFORMATION

The Following Applies to the PIMCO Variable Insurance Trust Portfolios

How PIMCO Variable Insurance Trust Portfolio Shares Are Priced

The NAV of a Portfolio’s Institutional Class shares is determined by dividing the total value of a Portfolio’s investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Except for the Money Market Portfolio, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

The Money Market Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at its direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Portfolio’s net asset value that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Purchasing PIMCO Variable Insurance Trust Portfolio Shares

Investors do not deal directly with the Funds to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub -accounts of the Separate Account that invest in the Portfolio. As of the date of this proxy/prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. All purchase orders are effected at the net asset value (“NAV”) next determined after a purchase order is received. While the Funds currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds served as an investment medium might at some time be in conflict. However, PVIT’s Board of Trustees and each insurance company with a separate account allocating assets to the Funds are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Funds, which might force the Funds to sell securities at disadvantageous prices.

PVIT and its distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of PVIT. In addition, PVIT and its distributor each reserves the right, in its sole discretion, to redeem shares, in whole or in part, when, in the judgment of management, such redemption is necessary in order to maintain qualification under the rules for variable annuities and/or variable life contracts with respect to other shareholders, to maintain qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, or for any reason under terms set by the Trustees, including the failure of a shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to the shareholder. The sale of shares will be suspended when trading on the New York Stock Exchange (“NYSE”) is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities Exchange Commission for the protection of investors. In the event that a Fund ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary regulatory approvals, be invested in another Fund.

PVIT generally encourages shareholders to invest in the Portfolios as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Board of Trustees of PVIT has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Portfolio or its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Portfolio(s) and its/their shareholders. For example, depending upon various factors such as the size of a Portfolio and the amount of its assets maintained in cash, short-term or excessive trading by Portfolio shareholders may interfere with the efficient management of the Portfolio’s investments, increase transaction costs and taxes, and may harm the performance of the Portfolio and its shareholders.

PVIT seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a Portfolio’s holdings, and the time when that change is reflected in the net asset value of the Portfolio’s shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. PVIT seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Portfolios’ securities. See “How PIMCO Variable Insurance Trust Portfolio Shares Are Priced” above for more information.

Second, PVIT and PIMCO seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. When PIMCO notices a pattern of trading that may be indicative of excessive or abusive trading by variable contract owners or plan participants, PVIT and/or PIMCO will seek the cooperation of insurance companies or plan administrators in attempting to determine whether the activity is the result of trading by one or more related variable contract owners or plan participants. In the event that the insurance company informs PIMCO that the trading activity is the result of excessive or abusive trading by variable contract owners or plan participants, PIMCO will request that the insurance company or plan administrator take appropriate action to ensure that the excessive or abusive trading ceases. If the trading pattern continues, PIMCO will request that the insurance company or plan administrator restrict purchases of or exchanges into the Portfolios by the variable contract owner or plan participants identified as having engaged in excessive or abusive trading. PVIT and PIMCO will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Although PVIT and its service providers seek to use these methods to detect and prevent abusive trading activities, and although PVIT will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to the Portfolio on a net basis, conceal the identity of the individual investors from the Portfolio. This makes it more difficult for PVIT and/or PIMCO to identify short-term transactions in the Portfolios.

An investor should invest in the Funds for long-term investment purposes only. PVIT and PIMCO each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class Shares. Institutional Class shares are offered at NAV without a sales charge to segregated asset accounts (“Separate Accounts”) of insurance companies that fund Variable Contracts and to qualified pension and retirement plans outside of the separate account context.

Each Fund offers two classes of shares: the Institutional Class and the Administrative Class. PIMCO Variable Insurance Trust has adopted an Amended and Restated Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of the Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Portfolio. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Redeeming PIMCO Variable Insurance Trust Portfolio Shares

Shares may be redeemed without charge on any day that the net asset value is calculated. All redemption orders are effected at the net asset value per share next determined after a redemption request is received. Payment for shares redeemed normally will be made within seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Redemptions of Portfolio shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impractical for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, PVIT may suspend redemption or postpone payment for more than seven days, as permitted by law. In consideration of the best interests of the remaining shareholders, PVIT reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transact ion costs upon the disposition of the securities received in the distribution.

The Following Applies to the CIGNA Variable Products Group Funds

How CIGNA Variable Products Group Fund Shares Are Priced

The price of fund shares is based on each fund’s net asset value. The Funds’ custodian, State Street Bank and Trust Company (“State Street”) calculates the net asset value of each fund by dividing the number of outstanding shares of the fund into the net assets of the fund. Net assets are the excess of a fund’s assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

The TS Money Market Fund’s investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the TS Money Market Fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

The TS Bond Fund values its investments for which market quotations are readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair value. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.

Securities for which quotations are not readily available will be valued at their respective fair values as determined in good faith in accordance with policies and procedures established by, and under the general supervision of, the Board of Trustees. These policies and procedures are intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Purchase and Redemption of CIGNA Variable Products Group Fund Shares

Shares may be purchased only by Eligible Purchasers. Eligible Purchasers are limited to: (1) those separate accounts established by life insurance companies that serve as the underlying investment vehicles for Variable Contracts; and (2) qualified plans. Shares may not be purchased by individuals or by the general public. The Board of Trustees of CVPG may broaden or limit the definition of Eligible Purchasers. Purchase of shares is subject to acceptance by each fund. Fund shares are sold exclusively to and redeemed by Eligible Purchasers on a continuous basis.

Purchase and redemption orders received by life insurance companies and qualified plans on a given business day from their Variable Contract owners or qualified plan participants, as the case may be, will be effected at the net asset value of the applicable fund on that business day if the orders are received by a fund in proper form and in accordance with applicable requirements on the next business day. It is each Eligible Purchaser’s responsibility to properly transmit purchase and redemption orders and payments in accordance with applicable requirements. Individuals may not place orders directly with a fund. The funds do not issue share certificates. Please refer to the prospectus of your life insurance company’s Variable Contract or qualified plan documents for information on how to invest in a fund.

Investments by Eligible Purchasers in a fund are expressed in terms of full and fractional shares of a fund. All investments in a fund are credited to an Eligible Purchaser’s account immediately upon acceptance of the investment by the fund.

The offering of shares of any fund may be suspended for a period of time and each fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in CIGNA Advisors’ opinion, they would disrupt the management of a fund. In addition, any right of variable contract holders to exchange between funds is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Each fund normally pays for shares redeemed within seven days after the life insurance company that issued the Variable Contract or the qualified plan receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when:

•	the NYSE closes for other than weekends and holidays;

•	the SEC restricts trading on the NYSE;

•	the SEC determines that an emergency exists, so that a fund’s (1) disposal of investment securities, or (2) determination of net asset value, is not reasonably practicable; or

•	the SEC permits, by order, for the protection of fund shareholders.

CVPG does not foresee any disadvantage to Variable Contract owners arising out of the fact that CVPG offers its shares for products offered by life insurance companies which may or may not be affiliated with each other or that it offers its shares to qualified plans. Nevertheless, the CVPG Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise between Variable Contract owners and participants under qualified plans and to determine what action, if any, should be taken in response. If a conflict were to occur, one or more life insurance company separate accounts or qualified plans might withdraw its investment in a fund. This might force the fund to sell portfolio securities at disadvantageous prices.

The Following Discussion Applies to the PIMCO Variable Insurance Trust Portfolios and the CIGNA Variable Products Group Funds

Dividends, Distributions & Taxes

Dividends and Distributions. The PIMCO Money Market Portfolio pays dividends from net income, if any, on a monthly basis. The TS Money Market Fund pays dividends from net income, if any, on a daily basis. The PIMCO Total Return Portfolio pays dividends from net income, if any, on a monthly basis. The TS Bond Fund pays dividends from net income, if any, on an annual basis. Each Fund distributes capital gains, if any, on an annual basis.

Any dividends and distributions paid by each Fund will be automatically reinvested in additional shares of the Fund, unless you elect to receive distributions in cash. A shareholder may elect at any time by writing to the Funds or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election each purchase of shares of a class of Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his name and to invest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be made to him in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on a Fund invested into a PVIT Fund that offers Institutional Class shares.

If the Reorganization Agreements are approved by Disappearing Fund’s shareholders, then as soon as practicable before the Closing Date, the Disappearing Funds will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Distributions and Federal Income Tax Considerations. Each Fund’s policy is to distribute substantially all of its net investment income and net realized capital gains each year. Generally, a Fund may distribute net realized capital gains only once a year. Each Fund pays these distributions to the life insurance company issuing the variable contract or the qualified plan, which automatically reinvest the distributions in additional Fund shares at no charge.

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains. See the SAI for a more complete discussion.

Each Fund must meet asset diversification requirements under Section 817(h) of the Code and the related regulation of the United States Treasury Department. Each fund intends to comply with these diversification requirements.

The sole shareholders of the Funds are life insurance companies issuing variable contracts and qualified plans. Consequently, this prospectus does not discuss the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to owners of variable contracts and qualified plan participants, including the failure of a Fund to meet the diversification requirements discussed above, see the Prospectus for the variable contract or your qualified plan documents.

PROPOSAL 3: TS Bond Fund Only: To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENT FOR TIMESSQUARE VP CORE PLUS BOND FUND

Background Information

At a Special Meeting of the Board of Trustees of the Disappearing Funds (“Special Board Meeting”) held on November 16, 2004 in anticipation of the Reorganizations, the Board determined that it would be in the best interest of the TS Bond Fund and its shareholders to terminate the investment management agreement between the Trust, on behalf of the TS Bond Fund, and CIGNA Advisors, and to enter into an investment management agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO, and to appoint PIMCO as investment adviser to the TS Bond Fund until the closing of the Reorganization. This caused the Prior Advisory Agreement to be terminated with respect to the TS Bond Fund as of November 23, 2004.

Rule 15a-4

Rule 15a-4 under the 1940 Act permits an adviser following the termination of a prior investment advisory agreement to act as the investment manager for an investment company under an interim written investment advisory agreement that has not been approved by the fund’s shareholders, provided that the conditions of the Rule are satisfied. Those conditions include, among other things, that: (i) the compensation to be received under the interim investment advisory agreement is no greater than the compensation that the investment manager would have received under the prior advisory contract; (ii) the investment company’s board of trustees, including a majority of the investment company’s Independent Trustees approves an agreement with that investment manager prior to the termination of the prior agreement; (iii) the investment company’s board of trustees, including a majority of its Independent Trustees, determines that the scope and quality of services to be provided to the fund under the interim advisory contract will be at least equivalent to the scope and quality of services provided under the prior advisory contract; (iv) the interim investment advisory agreement provides that the investment company’s board of trustees (or a majority of the investment company’s outstanding voting securities) may terminate the interim investment advisory agreement, without penalty, on not more than 10 days’ prior written notice to the investment manager; (v) the interim investment advisory agreement has a duration of no longer than 150 days following the date on which the previous investment advisory agreement terminated, unless the investment advisory agreement is approved as the fund’s new investment advisory agreement by the fund’s shareholders; (vi) the interim investment advisory agreement contains the same terms and conditions as the prior investment advisory agreement with the exception of (a) its effective and termination dates, (b) any provisions required by the terms of Rule 15a-4 and (c) any other differences found by the investment company’s board of trustees (including a majority of the Independent Trustees) to be immaterial; and (vii) the investment company’s board of trustees and legal counsel meet certain independence requirements.

Board Determinations

In anticipation of the Reorganizations, at the Special Board Meeting, the Board considered whether it would be in the best interest of the TS Bond Fund and its shareholders to continue the investment management relationship between the Trust, on behalf of the TS Bond Fund, and PIMCO until the Reorganization. In determining whether it was appropriate to approve the Interim Advisory Agreement with PIMCO and to recommend that shareholders approve the Interim Advisory Agreement, the Board requested information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel with respect to its deliberations.

In light of the information requested and presented to the Board at the Special Board Meeting and based on its review of the information requested and provided, the Board, including the Independent Trustees, determined that the Interim Advisory Agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO was consistent with the best interests of the TS Bond Fund and its shareholders. It reaching its determination, the Board considered the following factors among others:

1. The investment management fees payable to PIMCO under the Interim Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, and the comparability of the proposed fee to fees paid by comparable mutual funds;

2. The Interim Advisory Agreement does not increase current investment management fees or overall operating expenses of each Fund;

3. The nature and quality of the investment management services that will be provided by PIMCO to the TS Bond Fund and the expected benefits related to the Reorganization;

4. PIMCO’s representations regarding its staffing and capabilities to manage the TS Bond Fund, including the retention of key personnel with significant portfolio management experience; and

5. The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of PIMCO.

Accordingly, in light of the above considerations and in accordance with Rule 15a-4 under the 1940 Act, the Board, including the Independent Trustees, unanimously approved PIMCO’s appointment as the TS Bond Fund’s investment manager under the terms of the Interim Advisory Agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO. The effective date of that Interim Advisory Agreement was November 23, 2004. Accordingly, PIMCO has been providing TS Bond Fund with investment management services since November 23, 2004.

Under the requirements of Rule 15a-4, the Interim Advisory Agreement must be approved by a majority of each Fund’s outstanding voting securities by April 22, 2005 (i.e., 150 days from the effective date of each Interim Advisory Agreement) for a number of reasons, including: (1) so TS Bond Fund will be able to continue to utilize the investment management services of PIMCO until the Reorganization is completed (assuming that the Reorganization Agreement is approved by shareholders); (2) to permit TS Bond Fund to continue to utilize the investment management services of PIMCO if the Reorganization Agreement is not approved by shareholders; and (3) so PIMCO will be permitted to receive compensation for its continuing investment management services for TS Bond Fund since the commencement of the Interim Advisory Agreement. In light of these reasons and other reasons discussed above, the Board authorized the submission of the Interim Advisory Agreement for approval by TS Bond Fund’s shareholders. In the event that the Interim Advisory Agreement is not approved by the TS Bond Fund’s shareholders, the Board will consider what other actions should be taken by the Board with respect to the management of the Fund.

Interim Advisory Agreement with PIMCO

Other than its effective and termination dates and certain other provisions required by Rule 15a-4, the terms and conditions of the Interim Advisory Agreement do not differ materially from those of the Prior Advisory Agreement.

Under the terms of the Interim Advisory Agreement, PIMCO agrees to furnish continuously an investment program for TS Bond Fund and to determine, subject to the control and periodic review of the Board of Trustees of CVPG, what investments shall be purchased, held, sold or exchanged by the Series and what portion, if any, of the assets of the Series shall be held in cash, cash equivalents or other temporary investments and, on behalf of each Fund, to make changes in the Fund’s investments.

PIMCO agrees to place orders for the purchase and sale of portfolio securities for the account of TS Bond Fund with brokers or dealers selected by PIMCO. In executing portfolio transactions for TS Bond Fund and selecting brokers or dealers, PIMCO will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, PIMCO shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, PIMCO may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which PIMCO or an affiliate of PIMCO exercises investment discretion. PIMCO is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Fund portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, PIMCO determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer—viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

PIMCO will furnish at its own expense or pay the expenses of CVPG for office space in PIMCO’s offices or in such other place as may be agreed upon from time to time, and all necessary office facilities and equipment.

However, the Interim Advisory Agreement contains certain terms and provisions that were not contained in the Prior Advisory Agreement, and certain terms and provisions that were contained in the Prior Advisory Agreement are not contained in the Interim Advisory Agreement. Certain of these changes are in response to recent legislative and regulatory developments, such as the Sarbanes-Oxley Act of 2002.

Unlike the Prior Advisory Agreement, however, PIMCO will not be obligated to provide executive or other personnel for the management of the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions. PIMCO will not be responsible to provide information and services required in connection with the preparation of registration statements and prospectuses, including amendments and revisions thereof, all annual, semiannual and periodic reports, and notices and proxy solicitation material furnished to shareholders of the Funds, or to holders of Variable Contracts funded by shares of the Funds, as the case may be, or to regulatory authorities. CIGNA Advisors provides the TS Bond Fund with these administrative services and receives an annual fee of 0.05% of TS Bond Fund’s Assets.

Unlike the Prior Advisory Agreement, the Interim Advisory Agreement provides that PIMCO will not be liable to CVPG or any shareholder of CVPG for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the agreement and PIMCO agrees to indemnify and hold CVPG and the TS Bond Fund harmless against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) with respect to any and all damages CVPG or a Fund may sustain directly resulting from the PIMCO’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations hereunder or a material breach of the agreement.

For its services, PIMCO would be entitled to receive a fee calculated at an annual rate of 0.50% of the average daily net assets of the TS Bond Fund, which will be calculated daily and paid monthly in arrears. This is the same rate that was paid under the Prior Advisory Agreement.

The Interim Advisory Agreement has an initial term of 150 days. Upon approval of the Interim Advisory Agreement by shareholders, the Interim Advisory Agreement will continue thereafter from year to year, if its continuance is specifically approved each subsequent year by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Series or by the Board of Trustees of CVPG, and in either event by a majority of the Trustees of CVPG who are not parties to the Agreement or interested persons (within the meaning of the 1940 Act) of CVPG or the Adviser, such Trustees voting in person at a meeting called for such purpose. The

Interim Advisory Agreement may at any time be terminated without the payment of any penalty on 60 days’ written notice to the Adviser either by vote of the CVPG Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser on 90 days’ written notice to CVPG. The Interim Advisory Agreement would automatically terminate in the event of its assignment (as that term is defined in the 1940 Act) or upon completion of the Reorganization, if the Reorganization Agreement is approved by shareholders. If shareholders vote (based on voting instructions provided by Affected Contract owners) to approve both the proposed Reorganization and the Interim Advisory Agreement, it is contemplated that PIMCO will continue to manage the Fund pursuant to the Interim Advisory Agreement through the Closing Date of the Reorganization. If the Interim Advisory Agreement is approved, but the Reorganization is not approved by shareholders, PIMCO will continue to provide investment management services to the Fund. However, if the Reorganization Agreement is not approved by shareholders, the Board will take such further action as it deems to be in the best interests of the Fund and its shareholders.

The foregoing discussion is qualified in its entirety by reference to the attached form of the Interim Advisory Agreement.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE FUND APPROVE THE PROPOSED INTERIM ADVISORY AGREEMENT, A COPY OF WHICH IS ATTACHED AS APPENDIX B.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement with its enclosures on or about March 16, 2005. In addition to the solicitation of proxies by mail, employees of CIGNA Advisors and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. The estimated cost of the proxy solicitation is $20,000. PIMCO will bear all of the cost of the proxy solicitation.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Disappearing Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization, “FOR” approval of the Interim Advisory Agreement, and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the Disappearing Funds that may be presented at the Special Meeting.

Each separate account of Connecticut General Life Insurance Company that owns shares of the Disappearing Funds will vote shares of the Disappearing Funds in accordance with voting instructions received from variable annuity and variable life insurance policy owners (collectively, the “contract owners”) for whose accounts the shares of the Disappearing Funds are held. Accordingly, this proxy statement will be used by Connecticut General Life Insurance Company to obtain voting instructions from contract owners.

In the event that you give no voting instructions, Connecticut General Life Insurance Company will vote the shares of the Disappearing Fund attributable to you in the same proportion as the shares of the Disappearing Fund for which it has received instructions from other contract owners. As a result, a small number of voting contract holders could determine the outcome of the vote if the other contract holders fail to vote.

Voting Rights

As a shareholder of a Disappearing Fund you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of a Disappearing Fund at the close of business on February 10, 2005 (the “Record Date”) will be entitled to be present and give voting instructions for such Disappearing Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 8,880,774.947 shares of TS Bond Fund and 359,230,786.190 shares of TS Money Market Fund were outstanding and entitled to vote.

Approval of each Reorganization Agreement and each Interim Advisory Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the voting securities present, provided that more than thirty percent of the outstanding voting securities are present in person or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities. Holders of a majority of outstanding shares present in person or by proxy to constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote who are present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

To the knowledge of CIGNA Advisors, as of December 31, 2004, no current Trustee owns 1% or more of the outstanding shares of either Fund, and the officers and Trustees own, as a group, less than 1% of the shares of either Disappearing Fund.

As of the date of this proxy statement, all of the outstanding shares of the TS Core Plus Bond Fund and the TS Money Market Fund are owned by Connecticut General Life Insurance Company (“CG Life”), which is considered an “affiliate” of CVPG. CG Life is a stock life insurance company domiciled in the state of Connecticut. The offices of CG Life are located at 900 Cottage Grove Road, Bloomfield, CT 06002. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation. CG Life owns TS Core Plus Bond Fund and the TS Money Market Fund shares on behalf of separate accounts registered as unit investment trusts under the 1940 Act, on behalf of separate accounts exempt from registration under the 1940 Act, and on behalf of a pension plan for certain CG Life employees. Under the 1940 Act, unit investment trust variable contract owners are afforded pass through voting privileges for most matters concerning Fund shares owned by the unit investment trust. This means that although CG Life is the shareholder of each of the TS Core Plus Bond Fund and the TS Money Market Fund, variable contract owners of separate accounts registered as unit investment trusts will actually be voting on Fund matters.

Other Matters to Come Before the Special Meeting

Neither Disappearing Fund knows of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Neither Disappearing Fund is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by each Disappearing Fund’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

Reports to Shareholders

PIMCO will furnish, without charge, a copy of the most recent Annual Report and Semi-Annual Report regarding the PVIT Portfolios on request. Requests for such reports should be directed in writing to the Fund at PIMCO Variable Insurance Trust, 840 Newport Center Drive, Newport Beach, CA 92660 or by calling 1-800-927-4648.

CIGNA Advisors will furnish, without charge, a copy of the most recent Annual Report regarding the CVPG Funds and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H10G, Hartford, CT 06103 or by calling 1-800-528-6718.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

/s/ JEFFREY S. WINER
Secretary and Vice President

March 18, 2005
280 Trumbull Street, H16C Hartford, CT 06103

TIMESSQUARE VP CORE PLUS BOND FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 21, 2005. THIS PROXY IS

SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) funded by separate accounts of Connecticut General Life Insurance Company (“CGLIC”), hereby instructs CGLIC, on behalf of the pertinent variable contracts, to vote the shares of the TimesSquare VP Core Plus Bond Fund, a series of CIGNA Variable Products Group (“CVPG” ( the “Fund”), attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 8:30 a.m., local time, on April 21, 2005, at The Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of CVPG upon such other matters as may properly come before the meeting or any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an “x” in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of TimesSquare VP Core Plus Bond Fund, a series of CIGNA Variable Products Group by PIMCO Total Return Portfolio, a series of PIMCO Variable Insurance Trust, in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio, and the assumption by PIMCO Total Return Portfolio of the known liabilities of TimesSquare VP Core Plus Bond Fund; and

For ☐	Against ☐	Abstain ☐

2. To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

For ☐	Against ☐	Abstain ☐

This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature	Date

Signature (if held jointly)	Date

CIGNA Variable Products Group
280 Trumbull Street, H10G
Hartford, CT 06103

TIMESSQUARE VP MONEY MARKET FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 21, 2005. THIS PROXY IS

SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) funded by separate accounts of Connecticut General Life Insurance Company (“CGLIC”), hereby instructs CGLIC, on behalf of the pertinent variable contracts and qualified plans, to vote the shares of the TimesSquare VP Money Market Fund, a series of CIGNA Variable Products Group (“CVPG”) (the “Fund”), attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 8:30 a.m., local time, on April 21, 2005, at The Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of CVPG upon such other matters as may properly come before the meeting or any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an “x” in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of TimesSquare VP Money Market Fund. a series of CIGNA Variable Products Group by PIMCO Money Market Portfolio, a series of PIMCO Variable Insurance Trust, in exchange for Institutional Class shares of beneficial interest of PIMCO Money Market Portfolio, and the assumption by PIMCO Money Market Portfolio of the known liabilities of TimesSquare VP Money Market Fund; and

For ☐	Against ☐	Abstain ☐

This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature	Date

Signature (if held jointly)	Date

CIGNA Variable Products Group
280 Trumbull Street, H10G
Hartford, CT 06103

APPENDIX A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this                      day of             , 2004, by and between PIMCO Variable Insurance Trust (“PVIT”), a Delaware statutory trust with its principal place of business at 840 Newport Center Drive, Newport Beach, California 92660, on behalf of its series, PIMCO Money Market Portfolio (the “Acquiring Fund”), and CIGNA Variable Products Group (“CVPG”), a Massachusetts business trust with its principal place of business at 280 Trumbull Street, H10G, Hartford, CT 06103, on behalf of its series, TimesSquare VP Money Market Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Class shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of PVIT have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of CVPG have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

A-1-1

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Closing Date delivered by CVPG, on behalf of the Acquired Fund, to PVIT, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, Institutional Class shares of the Acquiring Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Institutional Class Shares of the Acquiring Fund to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Institutional Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of an Acquiring Fund Institutional Class Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by PVIT’s Board of Trustees.

2.3. The number of the Acquiring Fund Institutional Class Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

A-1-2

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be April 1, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment CVPG Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Boston Financial Data Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the PVIT Board of Trustees or the CVPG Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of CVPG, CVPG, on behalf of the Acquired Fund, represents and warrants to PVIT as follows:

(a) The Acquired Fund is duly organized as a series of CVPG, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under CVPG’s Master Trust Agreement to own all of its properties and assets and to carry on its business as it is now being conducted;

A-1-3

(b) CVPG is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of CVPG’s Master Trust Agreement or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by PVIT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. CVPG, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated [                    ] have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since [                    ] there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the

A-1-4

date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of CVPG, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The information in the proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

A-1-5

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of PVIT, PVIT, on behalf of the Acquiring Fund, represents and warrants to CVPG as follows:

(a) The Acquiring Fund is duly organized as a series of PVIT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under PVIT to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) PVIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PVIT’s Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by CVPG, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against PVIT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. PVIT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated December 31, 2004 have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2004 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.

A-1-6

For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by PVIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of PVIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Acquiring Fund Institutional Class Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by PVIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

A-1-7

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Acquiring Fund Institutional Class Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”) which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Institutional Class Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. CVPG, on behalf of the Acquired Fund, covenants that CVPG will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PVIT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) CVPG’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) PVIT’s, on behalf of the Acquiring Funds, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of CVPG, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at CVPG’s election, to the performance by PVIT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of PVIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be

A-1-8

affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. PVIT shall have delivered to CVPG a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to CVPG and dated as of the Closing Date, to the effect that the representations and warranties of PVIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as CVPG shall reasonably request;

6.3. PVIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PVIT, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of PVIT, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PVIT’s election, to the performance by CVPG, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of CVPG, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. CVPG shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of CVPG;

7.3. CVPG shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to PVIT and dated as of the Closing Date, to the effect that the representations and warranties of CVPG, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PVIT shall reasonably request;

7.4. CVPG, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CVPG, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

7.7 All securities acquired by the Acquired Fund shall comply with the Acquiring Fund’s investment restrictions.

A-1-9

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to CVPG, on behalf of the Acquired Fund, or PVIT, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of CVPG’s Master Trust Agreement, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the PVIT nor CVPG may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PVIT or CVPG to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to CVPG and PVIT substantially to the effect that based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of PVIT and CVPG. Notwithstanding anything herein to the contrary, neither PVIT nor CVPG may waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. CVPG, on behalf of the Acquired Fund, and PVIT, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund, excluding any expenses related to the dissolution of the remaining shell of the Acquired Fund, which shall be borne by the adviser to the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. PVIT and CVPG agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

A-1-10

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [April 30], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of CVPG and PVIT; provided, however, that following the meeting of the shareholders of the Acquired Fund called by CVPG pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Institutional Class Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to PVIT, 840 Newport Center Drive, Newport Beach, CA 92660, attn: Garlin G. Flynn, and to CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103, attn: Jeffrey S. Winer, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Robert W. Helm.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of CVPG personally, but shall bind only the trust property of the Acquired Fund, as provided in the Master Trust Agreement of CVPG. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

A-1-11

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

PIMCO VARIABLE INSURANCE TRUST on behalf of its PIMCO MONEY MARKET PORTFOLIO series
Attest:

SECRETARY	By:

Title:

CIGNA VARIABLE PRODUCTS GROUP on behalf of its TIMESSQUARE VP MONEY MARKET FUND series
Attest:

SECRETARY	By:

Title:

A-1-12

APPENDIX A-2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                     , 2004, by and between PIMCO Variable Insurance Trust (“PVIT”), a Delaware statutory trust with its principal place of business at 840 Newport Center Drive, Newport Beach, California 92660, on behalf of its series, PIMCO Total Return Portfolio (the “Acquiring Fund”), and CIGNA Variable Products Group (“CVPG”), a Massachusetts business trust with its principal place of business at 280 Trumbull Street, H10G, Hartford, CT 06103, on behalf of its series, TimesSquare VP Core Plus Bond Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Class shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of PVIT have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of the CVPG have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.2. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

A-2-1

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Closing Date delivered by the CVPG, on behalf of the Acquired Fund, to PVIT, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, Institutional Class shares of the Acquiring Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Institutional Class Shares of the Acquiring Fund to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Institutional Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.8. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of an Acquiring Fund Institutional Class Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the PVIT’s Board of Trustees.

2.5. The number of the Acquiring Fund Institutional Class Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

A-2-2

2.6. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be April 1, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment CVPG Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Boston Financial Data Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the PVIT Board of Trustees or the CVPG Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the CVPG, the CVPG, on behalf of the Acquired Fund, represents and warrants to PVIT as follows:

(a) The Acquired Fund is duly organized as a series of CVPG, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under

A-2-3

CVPG’s Master Trust Agreement to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) CVPG is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of CVPG’s Master Trust Agreement or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by PVIT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The CVPG, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated [                    ] have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

A-2-4

(j) Since [                    ], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the CVPG, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The information in the proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement

A-2-5

made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of PVIT, PVIT, on behalf of the Acquiring Fund, represents and warrants to the CVPG as follows:

(a) The Acquiring Fund is duly organized as a series of PVIT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under PVIT to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) PVIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PVIT’s Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by CVPG, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against PVIT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. PVIT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated December 31, 2004 have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

A-2-6

(i) Since December 31, 2004 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by PVIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of PVIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Acquiring Fund Institutional Class Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by PVIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration

A-2-7

Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Acquiring Fund Institutional Class Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”) which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Institutional Class Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. CVPG, on behalf of the Acquired Fund, covenants that CVPG will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PVIT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) CVPG’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) PVIT’s, on behalf of the Acquiring Funds, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

A-2-8

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of CVPG, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at CVPG’s election, to the performance by PVIT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of PVIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. PVIT shall have delivered to CVPG a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to CVPG and dated as of the Closing Date, to the effect that the representations and warranties of PVIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as CVPG shall reasonably request;

6.3. PVIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PVIT, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of PVIT, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PVIT’s election, to the performance by CVPG, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of CVPG, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. CVPG shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of CVPG;

7.3. CVPG shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to PVIT and dated as of the Closing Date, to the effect that the representations and warranties of CVPG, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PVIT shall reasonably request;

7.4. CVPG, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CVPG, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of

A-2-9

its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

7.7 All securities acquired by the Acquired Fund shall comply with the Acquiring Fund’s investment restrictions.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to CVPG, on behalf of the Acquired Fund, or PVIT, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of CVPG’s Master Trust Agreement, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the PVIT nor CVPG may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PVIT or CVPG to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to CVPG and PVIT substantially to the effect that based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of PVIT and CVPG. Notwithstanding anything herein to the contrary, neither PVIT nor CVPG may waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. CVPG, on behalf of the Acquired Fund, and PVIT, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund, excluding any expenses related to the dissolution of the remaining shell of the Acquired Fund, which shall be borne by the adviser to the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of

A-2-10

the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. PVIT and CVPG agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [April 30], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of CVPG and PVIT; provided, however, that following the meeting of the shareholders of the Acquired Fund called by CVPG pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Institutional Class Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to PVIT, 840 Newport Center Drive, Newport Beach, CA 92660, attn: Garlin G. Flynn, and to CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103, attn: Jeffrey S. Winer, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Robert W. Helm.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

A-2-11

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the CVPG personally, but shall bind only the trust property of the Acquired Fund, as provided in the Master Trust Agreement of the CVPG. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

A-2-12

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

PIMCO VARIABLE INSURANCE TRUST on behalf of its
PIMCO TOTAL RETURN PORTFOLIO series

Attest:

SECRETARY	By:

Title:

CIGNA VARIABLE PRODUCTS GROUP on behalf of its
TIMESSQUARE VP CORE PLUS BOND FUND series

Attest:

SECRETARY	By:

Title:

A-2-13

APPENDIX B

INTERIM INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of the 23rd day of November, 2004 between PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, a Delaware limited liability company having its principal place of business in Newport Beach, California (the “Adviser”) and CIGNA VARIABLE PRODUCTS GROUP, a Massachusetts business trust having its principal place of business in Newton, Massachusetts (the “Trust”).

WHEREAS, the Trust is engaged in business as an open-end management investment company and is so registered under the Investment Company Act of 1940 (the “1940 Act”); and

WHEREAS, the Adviser is engaged in the business of rendering investment management services and is so registered under the Investment Advisers Act of 1940; and

WHEREAS, the Trust operates as a “series company” as contemplated by Rule 18f-2 under the 1940 Act and is authorized to issue shares of beneficial interest (“Shares”) in separate series with each such series representing interest in a separate portfolio of securities and other assets; and

WHEREAS, the Trust desires to engage the Adviser to serve as the investment adviser for the TimesSquare VP Core Plus Bond Fund, a series of the Trust (the “Series”), and the Adviser has agreed to serve in that capacity.

NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

1. The Trust hereby appoints the Adviser to act as manager and investment adviser to the Series for the period and on the terms herein set forth, subject to the control of the Board of Trustees of the Trust. The Adviser hereby accepts such appointment and agrees during such period, at its own expense, to render the services and to assume the obligations herein set forth for the compensation herein provided.

2. (a) The Adviser, at its expense, and subject to the supervision of the Board of Trustees of the Trust, will (i) provide a program of continuous investment management for the Series with regard to the investments by the Series in fixed income securities and other assets in accordance with the investment objectives, policies and limitations applicable to the Series as stated in the prospectus and Statement of Additional Information included as part of the Trust’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as they may be amended from time to time (“Registration Statement”), copies of which shall be provided to the Adviser by the Trust; and (ii) place orders to purchase and sell fixed income securities and other assets for the Series. The Adviser is authorized on behalf of the Trust to enter into agreements and execute any documents required to make investments permitted by this Section.

The Adviser’s investment authority shall include the authority to purchase, sell, cover open positions, and generally to deal in financial futures contracts and options thereon, in accordance with the investment objective, policies and restrictions applicable to the Series as stated in the Registration Statement.

The Adviser will assist the Trust in: (i) opening and maintaining brokerage accounts for financial futures and options (such accounts hereinafter referred to as “brokerage accounts”) on behalf of and in the name of the Series and (ii) executing for and on behalf of the Series, standard customer agreements with a broker or brokers. The Adviser may, using such of the securities and other property of the Series as the Adviser deems necessary or desirable, direct the custodian to deposit on behalf of the Series, original and maintenance brokerage deposits and otherwise direct payments of cash, cash equivalents and securities and other property into such brokerage accounts and to such brokers as the Adviser deems desirable or appropriate.

The Adviser has delivered to the Trust a copy of its Disclosure Document dated September 1, 2004, on file with the Commodity Futures Trading Commission. The Trust hereby acknowledges receipt of such copy.

(b) The Adviser, at its own expense, shall place orders for the purchase and sale of portfolio securities for the account of the Series with brokers or dealers selected by the Adviser. In executing portfolio transactions for the Series and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Series portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer—viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

(c) Provided the investment objectives of the Series are adhered to, the Trust agrees that the Adviser may aggregate sales and purchase orders of securities, commodities and other investments held in the portfolio of the Series with similar orders being made simultaneously for other accounts managed by the Adviser or with accounts of the affiliates of Adviser, if in the Adviser’s reasonable judgment such aggregation shall result in an overall economic benefit to the Series taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses. The Trust acknowledges that the determination of such economic benefit to the Series by the Adviser represents the Adviser’s evaluation that the Series is benefited by relatively better purchase or sales prices, lower commission expenses and beneficial timing of transactions or a combination of these and other factors.

(d) The Trust agrees that the Adviser shall be solely responsible for voting all proxies solicited by or with respect to the issuers of securities in which assets of the Series may be invested by the Adviser. The Adviser shall maintain a record of how the Adviser voted and such record shall be available to the Trust upon its request. It is further understood that Adviser need not and is not required to accept any direction concerning the voting of proxies from the Trust. The right of adviser to vote proxies shall continue until the earlier of the termination of the Agreement or such time as the Trust specifically revokes Adviser’s authority to vote proxies and specifically reserves such right to the Trust or to another.

3. In addition to performing at its own expense the obligations set forth in paragraph 2 hereof, the Adviser shall furnish at its own expense or pay the expenses of the Trust for office space in the offices of the Adviser or in such other place as may be agreed upon from time to time, and all necessary office facilities and equipment;

4. Except as otherwise agreed by the Adviser, nothing in paragraph 3 hereof shall require the Adviser to bear, or to reimburse the Trust for:

(a) any of the costs of printing and mailing proxy materials relating to the Series;

(b) the costs of printing and mailing of sales literature, prospectuses and offering circulars required by regulatory authorities;

(c) compensation of Trustees of the Trust who are not directors, officers or employees of the Adviser, CIGNA Corporation or any of its affiliates;

(d) registration, filing and other fees in connection with requirements of regulatory authorities;

(e) the charges and expenses of the Custodian appointed by the Trust for custodial, paying agent, transfer agent and plan agent services;

(f) charges and expenses of independent accountants retained by the Trust;

(g) charges and expenses of any transfer agents and registrars appointed-by the Trust;

(h) issue and transfer taxes, brokers’ commissions and dealers’ concessions chargeable to the Trust in connection with securities transactions to which the Trust is a party, including any portion of such commissions attributable to research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended from time to time;

(i) taxes and corporate fees payable by the Trust to federal, state or other governmental agencies;

(j) the cost of share certificates (if any) representing shares of the Series;

(k) legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with federal and state regulatory authorities; and

(l) expenses of shareholders’ and trustees’ meetings.

5. Notwithstanding the provisions of Paragraphs 3 and 4, Adviser shall indemnify the Trust against any expense of personnel of the Adviser, or any affiliate of the Adviser, which might otherwise have been charged to the Trust under any provision of this Agreement or of the Distribution Agreement between the Trust and its principal underwriter.

6. The Adviser agrees to hold the Trust harmless with respect to any and all damages the Trust may sustain resulting from any dishonest act of any employee or agent of the Adviser. This Paragraph 6 is in addition to, and not by way of limitation of, any other rights of indemnification which the Trust may have hereunder or otherwise.

The Adviser and its officers, directors, employees, agents, representatives or persons controlling or controlled by it shall not be liable to the Trust or any shareholder of the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Series, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and Adviser agrees to indemnify and hold the Trust and the Series harmless against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) with respect to any and all damages the Trust or Series may sustain directly resulting from the Adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations hereunder or a material breach of this agreement.

7. The services of the Adviser to the Trust hereunder are not to be deemed exclusive and the Adviser shall be free to render similar service to others so long as its services hereunder are not impaired or interfered with thereby.

8. The Trust shall pay the Adviser as full compensation for all services rendered and all facilities furnished hereunder as to the Series a management fee for the Series determined in accordance with Schedule A attached hereto.

9. It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, shareholders or otherwise, that directors, officers, agents and shareholders of the Adviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise, that the Adviser may be interested in the Trust as a shareholder or otherwise, and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Declaration of Trust of the Trust and the Certificate of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

10. (a) This Agreement will take effect on the date hereof. This Agreement shall thereafter continue in full force and effect from year to year, if its continuance is specifically approved each subsequent year by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Series or by the Board of Trustees of the Trust, and in either event by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons (within the meaning of the 1940 Act) of the Trust or the Adviser, such Trustees voting in person at a meeting called for such purpose; provided, however, that:

(b) This Agreement may at any time be terminated without the payment of any penalty on 60 days’ written notice to the Adviser either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series.

(c) This Agreement shall immediately terminate in event of its assignment (as that term is defined in the 1940 Act).

(d) This Agreement may be terminated by the Adviser on 90 days’ written notice to the Trust.

11. INTERIM CONTRACT PROVISIONS. Notwithstanding any other provision of this Agreement:

(a) Prior to this Agreement being approved by a vote of a majority of the Trust’s outstanding voting securities in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”): (i) in no event shall compensation paid to the Adviser hereunder exceed the amount permitted by Rule 15a-4 under the 1940 Act; (ii) all fees payable to the Adviser hereunder shall be held in an interest-bearing escrow account with the Trust’s custodian or a bank (the “Escrow Account”); and (iii) this Agreement may be terminated at any time without the payment of any penalty, by vote of the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Series on 10 days’ prior written notice to the Adviser. Funds held in the Escrow Account, including interest earned, shall be paid to the Adviser promptly after approval of this Agreement by the vote of a majority of the Company’s outstanding voting securities in accordance with the 1940 Act, provided that such approval is obtained no later than 150 days after the date of this Agreement.

(b) If this Agreement is not approved by a vote of a majority of the Trust’s outstanding voting securities within the time period stated above in (a), (i) this Agreement shall immediately terminate; and (ii) the Adviser shall receive from the Escrow Account the lesser of: (A) the sum of the amount of any costs incurred by the Adviser in performing its duties under this Agreement prior to such termination plus any interest earned on that amount, and (B) the sum of the amount deposited in the Escrow Account plus any interest earned on that amount.

12. (a) Any notice under this Agreement shall be in writing, addressed and delivered or mailed postage prepaid to the other party at such address as such other party may designate for the receipt of such notices. Until further notice to the other party, it is agreed for this purpose that the address of the Adviser and the Trust shall be the address stated below.

Adviser:

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Fax: 949-720-1376

Attention: Chief Legal Officer

cc: Scott Roney

Trust:

c/o TimesSquare Capital Management, Inc.

280 Trumbull Street, H16C, Hartford, CT 06103

Fax: 860.757,7581

Attention: Jeffrey S. Winer

cc: Al Bingham

(b) The Adviser is expressly authorized to rely upon any and all instructions, approvals and notices given on behalf of the Trust by any one or more of those persons designated as representatives of the Trust whose names, titles and specimen signatures appear in Schedule “B” attached hereto. The Trust may amend such Exhibit B from time to time by written notice to the Adviser. The Adviser shall continue to rely upon these instructions until notified by the Trust to the contrary.

13. Copies of the Master Trust Agreement, as amended, establishing CIGNA Variable Products Group (the “Trust”) are on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Master Investment Advisory Agreement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Master Investment Advisory Agreement are not binding upon any of the Trustees, officers, shareholders, employees or agents of the Trust individually but are binding only upon the assets and property of the Trust.

14. Concurrently with the execution of this Agreement, the Adviser is delivering to the Trust a copy of Part II of its Form ADV, as revised, on file with the Securities and Exchange Commission. The Trust acknowledges receipt of such copy.

15. This Agreement shall be governed by the laws of the State of California, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act, or rules or orders of the SEC thereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate as of the day and year first above written.

CIGNA VARIABLE PRODUCTS GROUP

By	/s/ Jeffrey S. Winer
Name:	Jeffrey S. Winer
Title:	Vice President and Secretary

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

By	/s/ William R. Benz
Name:	William R. Benz
Title:	Managing Director

Compensation Schedule for the Series:

Schedule A

The Trust shall pay the Adviser as full compensation for all services rendered and all facilities furnished hereunder, a management fee for the Series by applying the annual rate of 0.50% to the average daily net asset value of the Series for the calendar year, computed in the manner used for the determination of the offering price of Shares of the Series. The fee accrued as of the end of each month shall be paid no later than the 15th of the following month.

APPENDIX C

PVIT PORTFOLIOS

Below is a list of the PVIT Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization. All of the Funds listed below may not be available in all variable insurance products.

Fund	Classes Offered
PIMCO Emerging Markets Bond Portfolio	Institutional, Administrative
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	Institutional, Administrative
PIMCO Global Bond Portfolio (Unhedged)	Institutional, Administrative
PIMCO High Yield Portfolio	Institutional, Administrative
PIMCO Long-Term U.S. Government Portfolio	Institutional, Administrative
PIMCO Low Duration Portfolio	Institutional, Administrative
PIMCO Money Market Portfolio	Institutional, Administrative
PIMCO Real Return Portfolio	Institutional, Administrative
PIMCO Short-Term Portfolio	Institutional, Administrative
PIMCO Total Return Portfolio	Institutional, Administrative
PIMCO Total Return Portfolio II	Institutional, Administrative
PIMCO All Asset Portfolio	Institutional, Administrative, Advisor, M
PIMCO CommodityRealReturn Strategy Portfolio	Institutional, Administrative
PIMCO StocksPLUS Growth and Income Portfolio	Institutional, Administrative
PIMCO StocksPLUS Total Return Portfolio	Institutional, Administrative

C-1

APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of February 10, 2005:

TimesSquare VP Money Market Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund*	Percentage of Combined Fund After the Reorganization**
Connecticut General Life Insurance Company 900 Cottage Grove Rd., Bloomfield, CT 06002		100%***	91.69%

PIMCO Money Market Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund*	Percentage of Combined Fund After the Reorganization**
Allianz Global Investors of America L.P. 888 San Clemente Drive Suite 100 Newport Beach CA 92660	100% of the Institutional Class Shares	0.04%	0.00%

Lincoln Benefit Life Nebraska Service Center 2940 S. 84th St, Lincoln NE 68506	94.12% of the Administrative Class Shares	94.08%***	7.82%

TimesSquare VP Core Plus Bond Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund*	Percentage of Combined Fund After the Reorganization**
Connecticut General Life Insurance Company 900 Cottage Grove Rd., Bloomfield, CT 06002		100%***	3.50%

PIMCO Total Return Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund*	Percentage of Combined Fund After the Reorganization**
Transamerica Life Insurance Co Advantage V Colt, Individual Variable Acct 2220 EMD Operational Accounting, 4333 Edgewood Rd NE Cedar Rapids IA 52499	63.47% of the Institutional Class Shares	1.77%	1.71%

D-1

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund*	Percentage of Combined Fund After the Reorganization**
Western Reserve Life Assurance Co of Ohio Advantage IV EMD Operational Accounting 4333 Edgewood Rd NE Cedar Rapids IA 52499	36.09% of the Institutional Class Shares	1.01%	0.97%

Merrill Lynch, Pierce, Fenner, & Smith for the sole Benefit of its Shareholders 4800 Deer Lake Drive East Jacksonville FL 32246	16.29% of the Administrative Class Shares	15.83%	15.28%

Allianz Life Ins Co of North America Attn Variable Products Financial 5701 Golden Hills Dr. Minneapolis MN 55416-1297	17.64% of the Administrative Class Shares	17.15%	16.55%

Travelers Insurance Company Attn Shareholders Accounting Unit PO Box 990027 Hartford CT 06199-0027	13.90% of the Administrative Class Shares	13.51%	13.04%

GE Life and Annuity Assurance Company Attn Variable Accounting 6610 West Broad St. Richmond VA 23230	11.47% of the Administrative Class Shares	11.15%	10.76%

Travelers Life and Annuity Company Attn Shareholders Accounting Unit PO Box 990027 Hartford CT 06199-0027	11.75% of the Administrative Class Shares	11.42%	11.02%

*	All shares are believed to be held only as nominee.
**	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on February 10, 2005.
***	Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

D-2

PART B

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO MONEY MARKET PORTFOLIO

PIMCO TOTAL RETURN PORTFOLIO

Statement of Additional Information (“SAI”)

March 18, 2005

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

TimesSquare VP Money Market Fund (a series of CIGNA Variable Products Group) 280 Trumbull Street, H16A Hartford CT 06103	PIMCO Money Market Portfolio (a series of PVIT) 840 Newport Center Drive Newport Beach, CA 92660

and	and

TimesSquare VP Core Plus Bond Fund (a series of CIGNA Variable Products Group) 280 Trumbull Street, H16A Hartford CT 06103	PIMCO Total Return Portfolio (a series of PVIT) 840 Newport Center Drive Newport Beach, CA 92660

This SAI is available to the shareholders of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund in connection with proposed transactions whereby all of the assets and known liabilities of the TimesSquare VP Core Plus Bond Fund will be transferred to PIMCO Total Return Portfolio, a series of PVIT, in exchange for shares of PIMCO Total Return Portfolio, and all of the assets and known liabilities of the TimesSquare VP Money Market Fund will be transferred to PIMCO Money Market Portfolio, a series of PVIT, in exchange for shares of PIMCO Money Market Portfolio.

This SAI of PVIT consists of (i) this cover page, (ii) the “PIMCO Variable Insurance Trust - Additional Information” presented on pages 1-4 of this SAI, which presents certain information with respect Management of the PIMCO Total Return Portfolio and PIMCO Money Market Portfolio and information pertaining to Institutional Class shares and other general information regarding the Portfolios, and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. PVIT’s prospectuses dated May 1, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001193125-04-074317), and statement of additional information dated May 1, 2004, as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 01193125-04-074317) as revised September 10, 2004, as filed with the Securities and Exchange Commission on September 10, 2004 (Accession No. 0001193125-04-154939) are incorporated herein by reference.

2. PVIT’s Annual Report for the fiscal year ended December 31, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on March 10, 2005 (Accession No. 0001193125-05-045778) is incorporated herein by reference.

3. PVIT’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on September 7, 2004 (Accession No. 0001193125-04-152355) is incorporated herein by reference.

4. CVPG’s prospectus and statement of additional information, dated May 1, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001145443-04-000759) is incorporated herein by reference.

5. CVPG’s Annual Report for the fiscal year ended December 31, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on March 9, 2005 (Accession No. 0001145443-05-000432) is incorporated herein by reference.

6. CVPG’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on August 30, 2004 (Accession No. 0001145443-04-001385), as amended on September 10, 2004 (Accession No. 0001145443-04-001452) is incorporated herein by reference.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated March 18, 2005 relating to the Reorganization of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund may be obtained, without charge, by writing to PIMCO Variable Insurance Trust at 840 Newport Center Drive, Newport Beach, CA 92660 or calling 1-800-927-4648. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

STATEMENT OF ADDITIONAL INFORMATION

PIMCO VARIABLE INSURANCE TRUST

ADDITIONAL INFORMATION

This SAI is intended to supplement the information provided in a Proxy Statement and Prospectus dated March 18, 2005 (the “Proxy Statement and Prospectus”) relating to the proposed reorganizations of TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) and TimesSquare VP Money Market Fund (“TS Money Market Fund”), both series of CIGNA Variable Products Group (“CVPG”), into, respectively, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, both series of PVIT, and in connection with the solicitation by the management of CVPG of proxies to be voted at the Meeting of Shareholders of TS Money Market Fund and TS Bond Fund to be held on April 21, 2005.

Exhibits and Documents Incorporated By Reference

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. PVIT’s prospectuses dated May 1, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001193125-04-074317), and statement of additional information dated May 1, 2004, as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 01193125-04-074317) as revised September 10, 2004, as filed with the Securities and Exchange Commission on September 10, 2004 (Accession No. 0001193125-04-154939) are incorporated herein by reference.

2. PVIT’s Annual Report for the fiscal year ended December 31, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on March 2, 2005 (Accession No. 00011 93125-05-045778 is incorporated herein by reference.

3. PVIT’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on September 7, 2004 (Accession No. 0001193125-04-152355) is incorporated herein by reference.

4. CVPG’s prospectus and statement of additional information, dated May 1, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001145443-04-000759) is incorporated herein by reference.

5. CVPG’s Annual Report for the fiscal year ended December 31, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on March 9, 2005 (Accession No. 0001145443-05-000432) is incorporated herein by reference.

6. CVPG’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on August 30, 2004 (Accession No. 0001145443-04-001385), as amended on September 10, 2004 (Accession No. 0001145443-04-001452) is incorporated herein by reference.

1

Item 12.	Additional Information about the PIMCO Money Market Portfolio and PIMCO Total Return Portfolio

Fund History

The PIMCO Money Market Portfolio and PIMCO Total Return Portfolio were organized on April 10, 2000 as series of PVIT, a Delaware statutory trust.

Description of the Fund and Its Investments and Risks

For additional information about the investment objective, policies, risks and restrictions of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Investment Objectives and Policies” and “Investment Restrictions” in the SAI.

Management of the Fund

For additional information about the Board of Trustees and officers of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Trustees and Officers” in the SAI.

PORTFOLIO MANAGER

Other Accounts Managed

William H. Gross, who is primarily responsible for the day-to-day management of the PIMCO Total Return Portfolio also manages other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2004: (i) the Portfolios managed by Mr. Gross; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Portfolio(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Low Duration Portfolio, StocksPLUS Growth & Income Portfolio, Total Return Portfolio, Total Return II Portfolio	28	$114,493	14	$4,576	73	$42,709

Portfolio(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number with Performance- Based Fees	Total Assets with Performance- Based Fees (in millions)	Number with Performance- Based Fees	Total Assets with Performance- Based Fees (in millions)	Number with Performance- Based Fees	Total Assets with Performance- Based Fees (in millions)
Low Duration Portfolio, StocksPLUS Growth & Income Portfolio, Total Return Portfolio, Total Return II Portfolio	0	N/A	0	N/A	26	$22,711

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of a Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;
•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
•	Contributions to asset retention, gathering and client satisfaction;
•	Contributions to mentoring, coaching and/or supervising; and
•	Personal growth and skills added.

Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Securities Ownership

Mr. Gross did not beneficially own any shares of the PIMCO Total Return Portfolio as of December 31, 2004.

Control Persons and Principal Holders of Securities

For additional information, see “Control Persons and Principal Holders of Securities” in the SAI.

Investment Advisory and Other Services

For additional information, see “Investment Adviser,” “Advisory Contract,” “Administrator,” “Distributor and Multi-Class Plan” and “Independent Accountants” in the SAI.

Brokerage Allocation and Other Practices

For additional information about the brokerage allocation practices of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Portfolio Transactions and Brokerage” in the SAI.

Capital Stock and Other Securities

For additional information about the voting rights and other characteristics of shares of beneficial interest of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Capitalization” and “Voting Rights” in the SAI.

Purchase, Redemption and Pricing Of Shares

For additional information about purchase, redemption and pricing of shares of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Purchases and Redemptions” and “Net Asset Value” in the SAI.

Taxation of the Fund

For additional information about tax matters related to an investment in PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Taxation” in the SAI.

Underwriters

For additional information about the principal underwriter and distribution plans, see “Distribution of Trust Shares” in the SAI.

2

Calculation of Performance Data

For additional information about the investment performance of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Performance Information” in the Prospectus.

Financial Statements

For the financial statements and schedules required by Item 22 of Form N-1A, for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see the Annual Report to Shareholders.

Pro forma combined financial statements as of December 31, 2004 are also attached hereto.

Exhibits

For the exhibits required by Item 23 of Form N-1A for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Exhibits” in the SAI.

Item 13.	Additional Information about CIGNA Variable Products Group

Fund History

The TimesSquare VP Money Market Fund was organized on March 1, 1996 and the TimesSquare VP Core Plus Bond Fund was organized on May 3, 1999, as series of CIGNA Variable Products Group, a Massachusetts business trust.

Description of the Fund and its Investment Risks

For additional information about the investment objective, policies, risks and restrictions of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Investment Information” in the SAI.

Management of the Fund

For additional information about the Board of Trustees and officers of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Management of the Funds” in the SAI.

Control Persons and Principal Holders of Securities

For additional information, see “Control Persons and Principal Holders of Securities” in the SAI.

Investment Advisory and Other Services

For additional information, see “Investment Advisory and Other Services,” “Custodian and Transfer Agent,” and “Independent Accountants” in the SAI.

Brokerage Allocation and Other Practices

For additional information about the brokerage allocation practices of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Portfolio Turnover, Brokerage Allocation and Other Practices” in the SAI.

Capital Stock and Other Securities

For additional information about the voting rights and other characteristics of shares of beneficial interest of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Capital Stock and Other Securities” in the SAI.

3

Purchase, Redemption and Pricing Of Shares

For additional information about purchase, redemption and pricing of shares of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “ Purchase, Redemption and Pricing of Shares” in the SAI.

Taxation of the Fund

For additional information about tax matters related to an investment in TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Taxation of the Fund” in the SAI.

Underwriters

For additional information about the principal underwriter and distribution plans, see “Principal Underwriter” in the SAI.

Calculation of Performance Data

For additional information about the investment performance of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Calculation of Performance Information” in the SAI.

Financial Statements

For the financial statements and schedules required by Item 22 of Form N-1A, for TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see the Annual Report to Shareholders.

Exhibits

For the Exhibits required by Item 23 of Form N-1A for TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Exhibits” in the SAI.

Item 14.	Financial Statements

For additional information, see the Semi-Annual Report to Shareholders, and the Annual Report to Shareholders.

Pro forma financial statements as of December 31, 2004 also are attached hereto.

4

PIMCO MONEY MARKET PORTFOLIO

AND

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA FINANCIAL STATEMENTS

Shown below are Pro Forma Financial Statements for the combined PIMCO Money Market Portfolio and TimesSquare VP Money Market Fund at December 31, 2004, as though the reorganization occurred as of that date. The first table presents a pro forma Portfolio of Investments (unaudited) for the combined fund. The second table presents pro forma Statements of Assets and Liabilities (unaudited) for the combined funds. The third table presents pro forma Statements of Operations (unaudited) for the combined fund.

Following the Pro Forma Financial Statements for the combined PIMCO Money Market Portfolio and TimesSquare VP Money Market Fund are Pro Forma Financial Statements for the combined PIMCO Total Return Portfolio and TimesSquare VP Core Plus Bond Fund at December 31, 2004, as though the reorganization occurred as of that date. The first table presents a pro forma Portfolio of Investments (unaudited) for the combined fund. The second table presents pro forma Statements of Assets and Liabilities (unaudited) for the combined funds. The third table presents pro forma Statements of Operations (unaudited) for the combined fund.

Following the Pro Forma Financial Statements for the combined funds are the Notes to Pro Forma Financial Statements for both the PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

5

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
CORPORATE BONDS & NOTES
Banking & Finance
General Electric Capital Corp.
4.250% due 01/28/2005	200	200			200	200	0.03%

Total Corporate Bonds & Notes		200		—		200	0.03%

SHORT-TERM INSTRUMENTS
Certificates of Deposit
Bank of America N.A.
2.030% due 02/04/2005	100	100			100	100	0.02%
2.300% due 03/16/2005	700	700			700	700	0.11%

		800		—		800	0.13%

Commercial Paper
Abbott Laboratories
2.240% due 01/11/2005			1,201	1,200	1,201	1,200	0.20%
ABN AMRO North America
1.945% due 01/31/2005	1,000	998			1,000	998	0.17%
Anz (Delaware), Inc.
2.015% due 02/14/2005	1,000	998			1,000	998	0.17%
Bank of Ireland
1.960% due 01/27/2005	800	799			800	799	0.13%
2.280% due 02/11/2005	500	499			500	499	0.08%
Barton Capital Corp.
2.280% due 01/05/2005			7,465	7,463	7,465	7,463	1.25%
2.300% due 01/05/2005			12,000	11,997	12,000	11,997	2.01%
Bemis Co., Inc.
2.250% due 01/10/2005			15,000	14,992	15,000	14,992	2.51%
BNP Paribas Finance, Inc.
2.320% due 01/13/2005			10,000	9,992	10,000	9,992	1.68%
B P Capital Markets PLC
2.240% due 01/07/2005			21,500	21,492	21,500	21,492	3.60%
Caisse D' Amortissement
2.230% due 01/31/2005			1,463	1,460	1,463	1,460	0.24%
CBA (de) Finance
2.340% due 03/02/2005	300	299			300	299	0.05%
CAFCO LLC
2.270% due 01/04/2005			1,001	1,001	1,001	1,001	0.17%
ChevronTexaco Funding Corp.
2.260% due 01/06/2005			19,510	19,504	19,510	19,504	3.27%
Exxon Asset Management Co.
2.240% due 01/12/2005			20,053	20,039	20,053	20,039	3.36%
Fannie Mae (b)
2.240% due 01/03/2005			25,000	24,997	25,000	24,997	4.19%
2.240% due 01/05/2005			7,480	7,478	7,480	7,478	1.25%
2.250% due 01/07/2005			11,262	11,258	11,262	11,258	1.89%
1.989% due 01/26/2005	1,200	1,198			1,200	1,198	0.20%
2.330% due 01/28/2005			11,500	11,500	11,500	11,500	1.93%
2.201% due 02/16/2005	1,000	997			1,000	997	0.17%
2.210% due 02/16/2005	700	698			700	698	0.12%
2.203% due 02/23/2005	700	698			700	698	0.12%
2.230% due 02/23/2005	1,000	997			1,000	997	0.17%
2.302% due 03/09/2005	500	498			500	498	0.08%
1.650% due 05/16/2005			2,500	2,500	2,500	2,500	0.42%
2.420% due 10/07/2005			20,000	19,998	20,000	19,998	3.35%
Federal Farm Credit Bank (b)
2.330% due 03/24/2005			15,000	15,000	15,000	15,000	2.52%
2.360% due 06/23/2005			2,500	2,500	2,500	2,500	0.42%
2.390% due 03/01/2006			15,000	15,000	15,000	15,000	2.52%
Federal Home Loan Bank (b)
1.959% due 01/21/2005	1,500	1,498			1,500	1,498	0.25%
2.076% due 02/02/2005	500	499			500	499	0.08%
4.370% due 02/15/2005			2,000	2,007	2,000	2,007	0.34%
2.200% due 02/18/2005	500	499			500	499	0.08%
1.300% due 02/23/2005			4,000	4,000	4,000	4,000	0.67%
2.320% due 03/09/2005	1,000	996			1,000	996	0.17%
2.340% due 03/11/2005	1,000	996			1,000	996	0.17%
2.480% due 03/30/2005			7,500	7,500	7,500	7,500	1.26%
2.020% due 06/08/2005			2,500	2,500	2,500	2,500	0.42%
1.910% due 10/05/2005			7,500	7,497	7,500	7,497	1.26%
Fortis Funding LLC
2.000% due 01/21/2005	500	499			500	499	0.08%
Freddie Mac (b)
2.220% due 01/04/2005			12,612	12,610	12,612	12,610	2.12%
1.230% due 01/11/2005			1,500	1,500	1,500	1,500	0.25%
1.300% due 01/11/2005			7,500	7,497	7,500	7,497	1.26%
1.400% due 01/19/2005			2,224	2,222	2,224	2,222	0.37%
2.160% due 02/08/2005	1,000	998			1,000	998	0.17%

6

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro- Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
2.242% due 03/14/2005	1,000	995			1,000	995	0.17%
2.290% due 03/22/2005	1,000	995			1,000	995	0.17%
2.280% due 04/05/2005	800	795			800	795	0.13%
2.000% due 10/07/2005			7,500	7,500	7,500	7,500	1.26%
Gannett, Inc.
2.190% due 01/03/2005			6,367	6,366	6,367	6,366	1.07%
2.240% due 01/03/2005			11,862	11,861	11,862	11,861	1.99%
General Electric Capital Corp.
2.280% due 02/23/2005	500	498			500	498	0.08%
Gillette Co.
2.240% due 01/18/2005			21,000	20,978	21,000	20,978	3.52%
HBOS Treasury Services PLC
2.420% due 03/15/2005	500	498			500	498	0.08%
Hershey Foods Corp.
2.180% due 01/18/2005			2,500	2,497	2,500	2,497	0.42%
HSBC Bank USA
2.410% due 04/01/2005	600	600			600	600	0.10%
ING U.S. Funding LLC
2.400% due 03/14/2005	600	597			600	597	0.10%
International Business Machines Corp.
2.260% due 01/12/2005			20,000	19,986	20,000	19,986	3.35%
Kimberly Clark Corp.
2.250% due 01/18/2005			17,606	17,587	17,606	17,587	2.95%
2.150% due 01/20/2005			1,037	1,036	1,037	1,036	0.17%
KFW International Finance, Inc.
2.250% due 01/07/2005			12,634	12,629	12,634	12,629	2.12%
Minnesota Mining & Manufacturing Co.
2.170% due 01/06/2005			10,000	9,997	10,000	9,997	1.68%
Morgan Stanley, Dean Witter, Discover & Co.
2.340% due 01/04/2005			21,000	20,996	21,000	20,996	3.52%
Nestle Capital Corp.
2.250% due 01/10/2005			15,844	15,835	15,844	15,835	2.66%
Nordea North America, Inc.
1.920% due 01/25/2005	1,000	999			1,000	999	0.17%
Novaritis Finance Corp.
2.240% due 01/03/2005			3,343	3,343	3,343	3,343	0.86%
2.150% due 01/04/2005			9,892	9,890	9,892	9,890	1.66%
Old Line Funding Corp.
2.320% due 01/05/2005			21,401	21,395	21,401	21,395	3.59%
Paccar Financial Corp.
2.300% due 01/04/2005			9,246	9,244	9,246	9,244	1.55%
2.280% due 01/06/2005			10,000	9,997	10,000	9,997	1.68%
PepsiCo, Inc.
2.250% due 01/13/2005			11,369	11,360	11,369	11,360	1.91%
Pfizer, Inc.
2.280% due 01/24/2005			21,309	21,278	21,309	21,278	3.57%
Procter & Gamble Co.
2.260% due 01/10/2005			21,000	20,988	21,000	20,988	3.52%
Royal Bank of Scotland
2.290% due 01/11/2005			11,498	11,491	11,498	11,491	1.93%
Shell Finance (UK) PLC
2.280% due 01/18/2005	500	499			500	499	0.08%
State Street Boston Corp.
2.260% due 01/18/2005			20,000	19,979	20,000	19,979	3.35%
UBS Finance, Inc.
2.030% due 02/22/2005	500	499			500	499	0.08%
UBS Finance LLC
2.360% due 01/05/2005			1,038	1,038	1,038	1,038	0.17%
UniCredit Delaware
1.985% due 01/31/2005	1,000	998			1,000	998	0.17%
Westpac Capital Corp.
2.460% due 04/11/2005	500	497			500	497	0.08%
Windmill Funding Corp.
2.330% due 01/13/2005			10,000	9,992	10,000	9,992	1.68%

		23,134		563,967		587,101	98.48%

Repurchase Agreements
Lehman Brothers, Inc.
1.650% due 01/03/2005	5,300	5,300			5,300	5,300	0.89%
(Dated 12/31/2004. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $5,516. Repurchase proceeds are $5,301.)
State Street Bank
1.900% due 01/03/2005	93	93			93	93	0.02%
(Dated 12/31/2004. Collateralized by Fannie Mae 3.800% due 06/28/2007 valued at $95. Repurchase proceeds are $93.)

		5,393		—		5,393	0.91%

U.S. Treasury Bills 7.7%

7

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
2.165% due 04/07/2005-04/28/2005 (a)	2,500	2,485		—	2,500	2,485	0.42%

Total Short-Term Instruments		31,812		563,967		595,779	99.94%

(Cost $31,812)
Total Investments		32,012		563,967		595,979	99.97%
(Cost $32,012, $563,967 and $595,979 respectively) (c)
Other Assets and Liabilities (Net)		184		13		197	0.03%

Net Assets		32,196		563,980		596,176	100.0%

Notes to Schedule of Investments:

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Agency obligations are not guaranteed by the U.S. Government.
(c)	As of December 31, 2004, the cost for federal tax purposes on a tax basis is the same as on a book basis.

8

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES

as of December 31, 2004

(UNAUDITED)

Amounts in thousands, except per share amounts

	PIMCO Money Market Portfolio	TimeSquare VP Money Market Fund	Pro Forma Adjustments	PIMCO Money Market Portfolio Pro Forma Combined
Assets:
Investments, at value	$32,012	$563,967	$—	$595,979
Cash	1	0	—	1
Receivable for Portfolio shares sold	191	0	—	191
Interest and dividends receivable	8	286	—	294
Prepaid Insurance	0	5	—	5

	32,212	564,258	0	596,470

Liabilities:
Payable for Portfolio shares redeemed	2	0	—	2
Accrued investment advisory fee	4	168	—	172
Accrued administration fee	6	28	—	34
Accrued servicing fee	4	0	—	4
Accrued custody fee	0	39	—	39
Accrued audit and legal fees	0	29	—	29
Accrued transfer agent fees	0	3	—	3
Accrued Registration fees	0	8	—	8
Payable for shareholder reports	0	3	—	3

	16	278	0	294

Net Assets	$32,196	$563,980	$0	$596,176

Net Assets Consist of:
Paid in capital	$32,196	$563,980	$—	$596,176
Undistributed net investment income	3	0	—	3
Accumulated undistributed net realized (loss)	(3)	0	—	(3)

	$32,196	$563,980	$0	$596,176

Shares Issued and Outstanding:
PIMCO Money Market Portfolio
Institutional Class	12	0	563,978	563,990
Administrative Class	32,184	0	—	32,184
TimesSquare VP Money Market Fund
Institutional Class	0	563,978	(563,978)	0
Administrative Class	0	0	—	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
PIMCO Money Market Portfolio
Institutional Class	$1.00	$—	$—	$1.00
Administrative Class	$1.00	$—	$—	$1.00
TimesSquare VP Money Market Fund
Institutional Class	$—	$1.00	$(1.00)	$—
Administrative Class	$—	$—	$—	$—
Cost of Investments Owned	$32,012	$563,967	$—	$595,979

9

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA COMBINED STATEMENTS OF OPERATIONS

For the twelve months ended December 31, 2004

(UNAUDITED)

Amounts in thousands

	PIMCO Money Market Portfolio	TimeSquare VP Money Market Fund	Pro Forma Adjustments	PIMCO Money Market Portfolio Pro Forma Combined
Investment Income:
Interest	$436	$7,451	$0	$7,887

Total Income	436	7,451	0	7,887
Expenses:
Investment advisory fees	46	1,844	(1,054)	836
Administration fees	62	139	989	1,190
Servicing fees	46	0	0	46
Custodian fees and expenses	0	112	(112)	0
Auditing and legal fees	0	45	(45)	0
Trustees' fees	0	16	(16)	0
Registration fees	0	9	(9)	0
Shareholder reports	0	9	(9)	0
Transfer agent fees	0	6	(6)	0
Insurance expense	0	5	(5)	0
Interest expense	1	0	0	1

Total Expenses	155	2,185	(267)	2,073
Net Investment Income	281	5,266	267	5,814

Net Realized and Unrealized Gain:
Net realized gain on investments	0	0	0	0

Net Increase in Net Assets Resulting from Operations	$281	$5,266	$267	$5,814

10

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
CORPORATE BONDS & NOTES
Banking & Finance
Atlas Reinsurance II PLC
4.415% due 01/07/2005 (a)	$1,250	$1,251			$1,250	$1,251	0.05%
Bank of America Commercial Mortgage, Inc.
4.880% due 06/10/2039			$590	$607	590	607	0.02%
4.130% due 07/10/2042			395	395	395	395	0.02%
Citifinancial Mortgage Securities, Inc.
3.080% due 08/25/2033			100	100	100	100	0.00%
3.220% due 10/25/2033			100	99	100	99	0.00%
Countrywide Alternative Loan Trust
4.670% due 08/25/2034			520	520	520	520	0.02%
Countrywide Asset-Backed Certificates
3.320% due 05/252022			250	248	250	248	0.01%
3.320% due 12/25/2023			365	362	365	362	0.01%
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 06/25/2032 (m)			700	0	700	0	0.00%
8.000% due 07/25/2032 (m)			765	0	765	0	0.00%
Ford Motor Credit Co.
2.425% due 06/30/2005 (a)	5,200	5,198			5,200	5,198	0.21%
7.600% due 08/01/2005	2,400	2,456			2,400	2,456	0.10%
3.240% due 11/16/2006 (a)	4,600	4,597			4,600	4,597	0.18%
General Motors Acceptance Corp.
3.329% due 10/20/2005 (a)	900	904			900	904	0.04%
2.990% due 04/13/2006 (a)	19,900	19,837			19,900	19,837	0.79%
3.185% due 05/18/2006 (a)	2,600	2,589			2,600	2,589	0.10%
6.750% due 01/15/2006			1,700	1,744	1,700	1,744	0.07%
Greenwich Capital Commercial Funding Corp.
5.320% due 06/10/2036			915	951	915	951	0.04%
GS Mortgage Securities Corp. II
5.400% due 08/10/2038			905	944	905	944	0.04%
HVB Funding Trust I
8.740% due 06/30/2031 (k)			170	219	170	219	0.01%
Merrill Lynch Mortgage Trust
4.350% due 02/12/2042			515	520	515	520	0.02%

11

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Morgan Stanley Capital I
4.050% due 01/13/2041			530	526	530	526	0.02%
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	115			100	115	0.00%
8.625% due 02/01/2022	1,200	1,399			1,200	1,399	0.06%
Phoenix Quake Ltd.
4.470% due 07/03/2008 (a)	800	828			800	828	0.03%
Phoenix Quake Wind Ltd.
4.470% due 07/03/2008 (a)	800	828			800	828	0.03%
5.520% due 07/03/2008 (a)	400	332			400	332	0.01%
Premium Asset Trust
2.815% due 09/08/2007 (a)	100	95			100	95	0.00%
Residential Asset Mortgage Products, Inc.
5.750% due 04/25/2005 (m)			720	9	720	9	0.00%
3.810% due 01/25/2026			220	220	220	220	0.01%
4.450% due 07/25/2028			1,145	1,157	1,145	1,157	0.05%
4.230% due 05/25/2029			165	166	165	166	0.01%
4.000% due 01/25/2030			275	276	275	276	0.01%
Residential Reinsurance Ltd.
7.350% due 06/08/2006 (a)	8,100	7,900			8,100	7,900	0.32%
Santander Financial Issuances
6.800% due 07/15/2005			95	97	95	97	0.00%
Sanwa Finance Aruba AEC
8.350% due 07/15/2009			205	239	205	239	0.01%
Structured Asset Securities Corp.
4.370% due 10/25/2034			525	521	525	521	0.02%
TPSA Finance BV
7.750% due 12/10/2018 (k)			120	132	120	132	0.01%
UFJ Finance Aruba AEC
6.750% due 07/15/2013	2,300	2,567			2,300	2,567	0.10%
Union Planters Corp.
6.750% due 11/01/2005			240	247	240	247	0.01%
Vita Capital Ltd.
3.356% due 01/01/2007 (a)	500	502			500	502	0.02%

		51,398		10,299		61,697	2.45%

Industrials
DaimlerChrysler North America Holding Corp.
3.349% due 09/26/2005 (a)	5,000	5,024			5,000	5,024	0.20%
2.960% due 05/24/2006 (a)	6,050	6,082			6,050	6,082	0.24%
El Paso Corp.
6.750% due 05/15/2009	6,000	6,120			6,000	6,120	0.24%
7.875% due 06/15/2012	6,600	6,938			6,600	6,938	0.28%
7.800% due 08/01/2031	1,500	1,448			1,500	1,448	0.06%

12

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
ITT Corp.
6.750% due 11/15/2005	250	258			250	258	0.01%
United Airlines, Inc.
8.030% due 07/01/2011 (b)	465	79			465	79	0.00%
6.071% due 03/01/2013 (b)	6,902	6,282			6,902	6,282	0.25%
2.020% due 03/02/2049 (a) (b)	1,458	1,245			1,458	1,245	0.05%
VFB LLC
10.250% due 07/01/2009 (b) (l)			2,044	470	2,044	470	0.02%

		33,476		470		33,946	1.35%

Utilities
AEP Texas Central Co.
3.540% due 02/15/2005 (a)	900	900			900	900	0.04%
Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,814			6,500	6,814	0.27%
Korea Electric Power Corp.
5.130% due 2034 (k)			90	90	90	90	0.00%
Morgan Stanley Bank AG for Gazprom OAO
9.630% due 03/01/2013 (k)			100	118	100	118	0.00%
Pacific Gas & Electric Co.
2.720% due 04/03/2006 (a)	12,719	12,730			12,719	12,730	0.51%
Petroleos Mexicanos
9.500% due 09/15/2027			55	69	55	69	0.00%
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	647			657	647	0.03%

		21,091		277		21,368	0.85%

Total Corporate Bonds & Notes		105,965		11,046		117,011	4.65%

MUNICIPAL BONDS & NOTES
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,704			3,700	3,704	0.15%
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	4,700	5,243			4,700	5,243	0.21%
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,900	2,907			2,900	2,907	0.12%
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2017	5,465	5,927			5,465	5,927	0.24%

13

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	4,870	4,861			4,870	4,861	0.19%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	5,450	5,457			5,450	5,457	0.22%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,398			1,530	1,398	0.06%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	700	776			700	776	0.03%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.020% due 06/15/2023 (a)	850	964			850	964	0.04%
South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029	3,150	3,334			3,150	3,334	0.13%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,226			1,200	1,226	0.05%
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	2,300	2,538			2,300	2,538	0.10%

Total Municipal Bonds & Notes		38,335		—		38,335	1.54%

U.S. GOVERNMENT AGENCIES (o)
Fannie Mae
2.500% due 06/15/2008			3,480	3,357	3,480	3,357	0.13%
2.767% due 03/25/2044 (a)	14,441	14,451			14,441	14,451	0.58%
2.995% due 09/01/2040 (a)	165	169			165	169	0.01%
4.000% due 10/01/2018			585	572	585	572	0.02%
4.154% due 10/01/2032 (a)	2,526	2,563			2,526	2,563	0.10%
4.244% due 11/01/2025 (a)	4	4			4	4	0.00%
4.297% due 11/01/2035 (a)	498	507			498	507	0.02%
4.380% due 03/15/2013			1,155	1,152	1,155	1,152	0.05%
4.500% due 07/01/2019			1,131	1,128	1,131	1,128	0.05%

14

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
4.552% due 09/01/2039 (a)	232	245			232	245	0.01%
4.802% due 12/01/2036 (a)	4,416	4,491			4,416	4,491	0.18%
5.000% due 01/01/2018 - 01/13/2035 (d)	316,858	317,115	2,351	2,336	319,209	319,451	12.75%
5.063% due 09/01/2034 (a)	4,666	4,679			4,666	4,679	0.19%
5.500% due 04/01/2014 - 01/13/2035 (d)	126,714	130,068	10,418	10,653	137,132	140,721	5.62%
6.000% due 04/01/2013 - 05/01/2034 (d)	14,383	15,082	2,352	2,434	16,735	17,516	0.70%
6.500% due 06/01/2029 - 11/01/2034 (d)	680	714	1,617	1,698	2,297	2,412	0.10%
7.000% due 04/25/2023 - 06/01/2032 (d)	5,298	5,624	1,330	1,409	6,628	7,033	0.28%
Federal Home Loan Banks
4.130% due 01/14/2005			1,375	1,376	1,375	1,376	0.05%
Federal Housing Administration
7.430% due 01/25/2023	277	280			277	280	0.01%
Financing Corp.
8.600% due 09/26/2019			830	389	830	389	0.02%
9.700% due 04/05/2019			840	405	840	405	0.02%
Freddie Mac
2.610% due 07/15/2011			1,226	1,212	1,226	1,212	0.05%
2.852% due 11/15/2030 (a)	88	89			88	89	0.00%
2.902% due 09/15/2030 (a)	70	70			70	70	0.00%
3.675% due 07/01/2027 (a)	6	7			6	7	0.00%
4.238% due 01/01/2028 (a)	6	6			6	6	0.00%
4.500% due 10/01/2018			3,302	3,299	3,302	3,299	0.13%
5.000% due 04/01/2018 - 08/01/2033 (d)	5,639	5,733	6,516	6,546	12,155	12,279	0.49%
5.500% due 03/15/2015 - 04/01/2033 (d)	27	27	1,686	1,714	1,713	1,741	0.07%
6.000% due 07/01/2016 - 11/01/2033 (d)	8,523	8,837	2,274	2,361	10,797	11,198	0.45%
6.250% due 08/25/2022	581	583			581	583	0.02%
6.500% due 03/01/2013 - 03/01/2034 (d)	657	685	1,184	1,249	1,841	1,934	0.08%
7.000% due 06/15/2023	3,549	3,756			3,549	3,756	0.15%
7.500% due 07/15/2030 - 01/01/2032 (d)	95	99	531	569	626	668	0.03%
7.829% due 07/01/2030 (a)	4	4			4	4	0.00%
8.500% due 08/01/2024	33	36			33	36	0.00%
Government National Mortgage Association
2.750% due 02/20/2032 (a)	2,662	2,676			2,662	2,676	0.11%
2.810% due 06/20/2030 (a)	6	6			6	6	0.00%
2.910% due 09/20/2030 (a)	68	68			68	68	0.00%
3.375% due 04/20/2026 - 05/20/2030 (a)(d)	273	277			273	277	0.01%
3.500% due 07/20/2030 (a)	37	37			37	37	0.00%
4.000% due 10/20/2029 - 11/20/2029 (a)(d)	792	809			792	809	0.03%
5.500% due 09/15/2033			1,001	1,023	1,001	1,023	0.04%
6.500% due 03/15/2031 - 04/15/2032 (d)			574	605	574	605	0.02%
7.500% due 11/20/2029	425	453			425	453	0.02%
Small Business Administration
5.130% due 09/01/2023	95	98			95	98	0.00%
6.030% due 02/10/2012	11,948	12,488			11,948	12,488	0.50%

15

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
6.290% due 01/01/2021	290	311			290	311	0.01%
6.344% due 08/01/2011	1,879	1,980			1,879	1,980	0.08%
7.449% due 08/01/2010	45	49			45	49	0.00%
7.500% due 04/01/2017	1,912	2,066			1,912	2,066	0.08%
8.017% due 02/10/2010	298	324			298	324	0.01%

Total U.S. Government Agencies		537,566		45,487		583,053	23.27%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	482	511			482	511	0.02%
3.625% due 01/15/2008	11,935	13,004			11,935	13,004	0.52%
3.875% due 01/15/2009	39,228	43,980			39,228	43,980	1.76%
4.250% due 01/15/2010	12,481	14,482			12,481	14,482	0.58%
0.875% due 04/15/2010	40,308	39,928			40,308	39,928	1.59%
3.500% due 01/15/2011	18,647	21,183			18,647	21,183	0.85%
3.375% due 01/15/2012	1,398	1,591			1,398	1,591	0.06%
3.000% due 07/15/2012	14,652	16,355			14,652	16,355	0.65%
1.875% due 07/15/2013	1,247	1,283			1,247	1,283	0.05%
2.000% due 07/15/2014	31,396	32,402	2,067	2,132	33,463	34,534	1.38%
U.S. Treasury Bond
8.875% due 05/15/2017			200	280	200	280	0.01%
8.875% due 02/15/2019	3,700	5,324			3,700	5,324	0.21%
6.000% due 02/15/2026			5,193	5,949	5,193	5,949	0.24%
6.130% due 08/15/2029			40	47	40	47	0.00%
U.S. Treasury Notes
2.500% due 09/30/2006	11,800	11,702			11,800	11,702	0.47%
3.380% due 12/15/2008			1,430	1,425	1,430	1,425	0.06%
3.500% due 08/15/2009 - 11/15/2009 (d)	4,300	4,281	6,800	6,781	11,100	11,062	0.44%
3.880% due 05/15/2009			1,800	1,826	1,800	1,826	0.07%
6.000% due 08/15/2009			540	596	540	596	0.02%
5.000% due 02/15/2011			535	569	535	569	0.02%
4.380% due 08/15/2012			5,800	5,938	5,800	5,938	0.24%
4.380% due 08/15/2012			1,000	1,057	1,000	1,057	0.04%

Total U.S. Treasury Obligations		206,026		26,600		232,626	9.28%

MORTGAGE-BACKED SECURITIES
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	3,540	3,648			3,540	3,648	0.15%
5.599% due 10/20/2032 (a)	586	594			586	594	0.02%
6.500% due 09/25/2033	1,238	1,260			1,238	1,260	0.05%
Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030 (a)	20	20			20	20	0.00%

16

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
5.261% due 10/25/2032 (a)	160	160			160	160	0.01%
5.351% due 01/25/2033 (a)	1,209	1,226			1,209	1,226	0.05%
5.643% due 01/25/2033 (a)	495	495			495	495	0.02%
5.112% due 03/25/2033 (a)	2,649	2,669			2,649	2,669	0.11%
4.909% due 01/25/2034 (a)	7,070	7,122			7,070	7,122	0.28%
Countrywide Home Loans, Inc.
2.688% due 05/25/2034 (a)	5,431	5,389			5,431	5,389	0.22%
CS First Boston Mortgage Securities Corp.
6.224% due 04/25/2032 (a)	65	66			65	66	0.00%
6.248% due 06/25/2032 (a)	944	954			944	954	0.04%
5.687% due 10/25/2032	456	459			456	459	0.02%
First Nationwide Trust
6.750% due 08/21/2031	171	174			171	174	0.01%
Indymac Adjustable Rate Mortgage Trust
6.593% due 01/25/2032 (a)	28	28			28	28	0.00%
Prime Mortgage Trust
2.817% due 02/25/2019 (a)	636	637			636	637	0.03%
2.817% due 02/25/2034 (a)	2,608	2,613			2,608	2,613	0.10%
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,008	3,098			3,008	3,098	0.12%
5.583% due 09/25/2032 (a)	188	188			188	188	0.01%
SACO I, Inc.
2.607% due 07/25/2019 (a)	13,084	12,953			13,084	12,953	0.52%
Structured Asset Mortgage Investments, Inc.
2.740% due 09/19/2032 (a)	997	993			997	993	0.04%
Structured Asset Securities Corp.
7.000% due 02/25/2016	5	5			5	5	0.00%
2.867% due 06/25/2017 (a)	777	778			777	778	0.03%
6.112% due 02/25/2032 (a)	65	65			65	65	0.00%
6.150% due 07/25/2032 (a)	215	217			215	217	0.01%
2.471% due 01/25/2033 (a)	216	217			216	217	0.01%
Superannuation Members Home Loans Global Fund
2.745% due 06/15/2026 (a)	131	131			131	131	0.01%
Torrens Trust
2.662% due 07/15/2031 (a)	681	682			681	682	0.03%
Washington Mutual Mortgage Securities Corp.
5.144% due 10/25/2032 (a)	851	863			851	863	0.03%
3.671% due 01/25/2041 (a)	17	17			17	17	0.00%
2.922% due 08/25/2042 (a)	14,910	15,048			14,910	15,048	0.60%

Total Mortgage-Backed Securities		62,769		0		62,769	2.52%

ASSET-BACKED SECURITIES
ACE Securities Corp.

17

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
2.757% due 06/25/2032 (a)	88	88			88	88	0.00%
Ameriquest Mortgage Securities, Inc.
2.587% due 11/25/2034 (a)	11,818	11,818			11,818	11,818	0.47%
Amortizing Residential Collateral Trust
2.688% due 06/25/2032 (a)	1,213	1,214			1,213	1,214	0.05%
2.737% due 07/25/2032 (a)	894	894			894	894	0.04%
Argent Securities, Inc.
2.597% due 11/25/2034 (a)	6,891	6,891			6,891	6,891	0.28%
CDC Mortgage Capital Trust
2.707% due 01/25/2033 (a)	507	507			507	507	0.02%
Centex Home Equity
2.517% due 03/25/2034 (a)	5,555	5,559			5,555	5,559	0.22%
Conseco Finance Corp.
2.772% due 12/15/2029 (a)	212	213			212	213	0.01%
Countrywide Asset-Backed Certificates
2.567% due 12/25/2022 (a)	14,210	14,210			14,210	14,210	0.57%
2.291% due 08/25/2023 (a)	1,670	1,671			1,670	1,671	0.07%
Credit-Based Asset Servicing & Securitization LLC
2.547% due 09/25/2021 (a)	12,274	12,282			12,274	12,282	0.49%
2.667% due 09/25/2033 (a)	3,480	3,483			3,480	3,483	0.14%
EMC Mortgage Loan Trust
2.787% due 05/25/2040 (a)	1,471	1,473			1,471	1,473	0.06%
Equity One ABS, Inc.
2.527% due 07/25/2034 (a)	13,238	13,247			13,238	13,247	0.53%
Fremont Home Loan Trust
2.567% due 07/25/2034 (a)	5,282	5,281			5,282	5,281	0.21%
GRMT II Mortgage Loan Trust
2.660% due 06/20/2032 (a)	39	39			39	39	0.00%
GSAMP Trust
2.607% due 10/25/2033 (a)	8,623	8,626			8,623	8,626	0.34%
HFC Home Equity Loan Asset-Backed Certificates
2.760% due 10/20/2032 (a)	5,367	5,376			5,367	5,376	0.21%
Home Equity Mortgage Trust
2.567% due 12/25/2034 (a)	9,646	9,653			9,646	9,653	0.39%
Household Mortgage Loan Trust
2.710% due 05/20/2032 (a)	323	324			323	324	0.01%
Impac CMB Trust
2.667% due 04/25/2034 (a)	5,782	5,790			5,782	5,790	0.23%
Irwin Home Equity Loan Trust
2.707% due 06/25/2029 (a)	138	138			138	138	0.01%
Irwin Low Balance Home Equity Loan Trust
2.792% due 06/25/2021 (a)	8	8			8	8	0.00%
Long Beach Mortgage Loan Trust
2.567% due 02/25/2024 (a)	7,653	7,660			7,653	7,660	0.31%

18

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio			TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)		Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
2.817% due 03/25/2033 (a)	3,881	3,888				3,881	3,888	0.16%
Morgan Stanley Dean Witter Capital I, Inc.
2.747% due 07/25/2032 (a)	240	240				240	240	0.01%
Nelnet Student Loan Trust
2.017% due 04/25/2011 (a)	6,800	6,798				6,800	6,798	0.27%
Park Place Securities, Inc.
2.617% due 08/25/2034 (a)	8,582	8,587				8,582	8,587	0.34%
Sears Credit Account Master Trust
2.502% due 02/18/2009 (a)	20,800	20,811				20,800	20,811	0.83%
2.532% due 08/18/2009 (a)	23,100	23,132				23,100	23,132	0.92%
2.782% due 11/17/2009 (a)	21,465	21,493				21,465	21,493	0.86%
Wells Fargo Home Equity Trust
2.577% due 06/25/2019 (a)	2,304	2,306				2,304	2,306	0.09%

Total Asset-Backed Securities		203,700			0		203,700	8.14%

FOREIGN CURRENCY DENOMINATED ISSUES
Federal Republic of Germany
2.000% due 06/17/2005 (n)			EC	150	203	150	203	0.01%

SOVEREIGN ISSUES
Export-Import Bank of Korea
4.130 due 02/10/2009 (k)				$140	140	140	140	0.01%
Quebec (Province of Canada)
5.500 due 04/11/2006				630	649	630	649	0.03%
Republic of Brazil
3.063% due 04/15/2006 (a)	1,752	1,756				1,752	1,756	0.07%
11.500% due 03/12/2008	2,300	2,710				2,300	2,710	0.11%
3.125% due 04/15/2009 (a)	216	215				216	215	0.01%
8.299% due 06/29/2009 (a)	100	118				100	118	0.00%
9.250% due 10/22/2010				85	95	85	95	0.00%
11.000% due 01/11/2012	2,840	3,462		80	97	2,920	3,559	0.14%
3.125% due 04/15/2012 (a)	9,794	9,389				9,794	9,389	0.37%
3.125% due 04/15/2012 (a)	265	254				265	254	0.01%
8.000% due 04/15/2014	3,231	3,327				3,231	3,327	0.13%
10.500% due 07/14/2014				240	284	240	284	0.01%
8.880% due 04/15/2014				90	93	90	93	0.00%
Republic of Panama
9.625% due 02/08/2011	800	948				800	948	0.04%
9.375% due 01/16/2023	330	383				330	383	0.02%
8.875% due 09/30/2027	5,200	5,746				5,200	5,746	0.23%
Republic of Peru
9.125% due 02/21/2012	1,400	1,638				1,400	1,638	0.07%
9.875% due 02/06/2015	5,100	6,273				5,100	6,273	0.25%
Republic of South Africa

19

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
9.125% due 05/19/2009	500	592			500	592	0.02%
Russian Federation
5.000% due 03/31/2030 (a)(k)	14,400	14,910	545	561	14,945	15,471	0.62%
United Mexican States
9.875% due 02/01/2010	100	123			100	123	0.00%
8.375% due 01/14/2011	300	353			300	353	0.01%
6.375% due 01/16/2013	930	993			930	993	0.04%
11.375% due 09/15/2016	900	1,331			900	1,331	0.05%
8.125% due 12/30/2019	4,200	4,939			4,200	4,939	0.20%
8.300% due 08/15/2031	10,300	12,097	335	393	10,635	12,490	0.50%

Total Sovereign Issues		71,557		2,312		73,869	2.94%

PURCHASED CALL OPTIONS

	# of Contracts		# of Contracts		# of Contracts
U.S. Treasury Bond March Futures (CBOT)
Strike @ 116.000 Exp. 02/18/2005	24	8			24	8	0.00%
Strike @ 115.000 Exp. 02/18/2005	53	29			53	29	0.00%

Total Purchased Call Options		37		0		37	0.00%

PURCHASED PUT OPTIONS
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	1,100	7			1,100	7	0.00%

Total Purchased Put Options		7		0		7	0.00%

PREFERRED SECURITY

	Shares		Shares		Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	1,239	13,257			1,239	13,257	0.53%

Total Preferred Security		13,257		0		13,257	0.53%

PREFERRED STOCK
IBJ Preferred Capital Co. LLC
8.790% due 06/30/2008 (k)			460	521	460	521	0.02%
Fannie Mae
7.000% due 12/31/2049 (a)(o)	181,000	10,306	1,600	91	182,600	10,397	0.42%
Natexis AMBS Co. LLC
8.440 due 06/30/2008 (k)			160	180	160	180	0.01%

Total Preferred Stock		10,306		792		11,098	0.45%

20

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Shares	Value (000s)	Shares	Value (000s)	Shares	Value (000s)	% Combined Value of Net Assets
CIGNA FUNDS
TimeSquare VP Money Market Fund (p)			4,239,544	4,240	4,239,544	4,240	0.17%

SHORT-TERM INSTRUMENTS

	Principal Amount (000s)		Principal Amount (000s)		Principal Amount (000s)
Certificates of Deposit
Bank of America, N.A.
1.995% due 01/18/2005	$1,900	1,900			$1,900	1,900	0.08%
2.300% due 03/16/2005	57,500	57,500			57,500	57,500	2.29%
2.440% due 03/28/2005	1,500	1,500			1,500	1,500	0.06%
Citibank, N.A.
2.275% due 02/18/2005	11,300	11,300			11,300	11,300	0.45%
2.465% due 03/29/2005	49,600	49,600			49,600	49,600	1.98%
HSBC Bank USA
2.410% due 04/01/2005	47,800	47,800			47,800	47,800	1.91%
Nordea Bank Finland PLC
2.355% due 03/07/2005	47,800	47,800			47,800	47,800	1.91%
Wells Fargo Bank N.A.
2.060% due 01/11/2005	1,200	1,200			1,200	1,200	0.05%

		218,600		0		218,600	8.73%

Commercial Paper
Bank of Ireland
1.960% due 01/27/2005	63,500	63,417			63,500	63,417	2.53%
Barclays U.S. Funding LLC
2.500% due 04/20/2005			3,100	3,076	3,100	3,076	0.12%
Fannie Mae
2.197% due 02/16/2005	1,400	1,396			1,400	1,396	0.06%
2.210% due 02/16/2005	38,800	38,694			38,800	38,694	1.54%
2.203% due 02/23/2005	40,500	40,369			40,500	40,369	1.61%
2.248% due 03/02/2005	22,600	22,516			22,600	22,516	0.90%
2.299% due 03/02/2005	22,300	22,217			22,300	22,217	0.89%
2.285% due 03/09/2005	5,200	5,176			5,200	5,176	0.21%
2.319% due 03/09/2005	42,100	41,908			42,100	41,908	1.67%
2.390% due 03/16/2005	46,400	46,166			46,400	46,166	1.84%
2.390% due 04/15/2005	24,100	23,925			24,100	23,925	0.96%
Federal Home Loan Bank

21

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
2.100% due 01/03/2005	67,200	67,200			67,200	67,200	2.68%
1.955% due 01/14/2005	64,500	64,462			64,500	64,462	2.57%
Ford Motor Credit Co.
2.520% due 04/07/2005	12,300	12,218			12,300	12,218	0.49%
Freddie Mac
1.950% due 01/18/2005	17,200	17,186			17,200	17,186	0.69%
1.930% due 01/24/2005	6,200	6,193			6,200	6,193	0.25%
1.985% due 01/25/2005	47,200	47,143			47,200	47,143	1.88%
2.190% due 02/15/2005	22,600	22,541			22,600	22,541	0.90%
2.255% due 02/22/2005	10,700	10,667			10,700	10,667	0.42%
2.100% due 03/01/2005	23,100	23,016			23,100	23,016	0.92%
2.110% due 03/01/2005	23,700	23,621			23,700	23,621	0.94%
2.183% due 03/08/2005	1,300	1,294			1,300	1,294	0.05%
2.200% due 03/08/2005	23,700	23,594			23,700	23,594	0.94%
2.220% due 03/11/2005	47,400	47,178			47,400	47,178	1.88%
2.260% due 03/14/2005	1,200	1,194			1,200	1,194	0.05%
2.232% due 03/15/2005	17,800	17,711			17,800	17,711	0.71%
General Motors Acceptance Corp.
2.404% due 03/22/2005	400	398			400	398	0.02%
HBOS Treasury Services PLC
1.960% due 01/25/2005	63,500	63,424			63,500	63,424	2.53%
UBS Finance, Inc.
2.200% due 01/03/2005	43,600	43,600			43,600	43,600	1.74%

		798,424		3,076		801,500	31.99%

Repurchase Agreement
State Street Bank
1.900% due 01/03/2005
(Dated 12/31/2004. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $486,641. Repurchase proceeds are $477,173.)	477,097	477,097			477,097	477,097	19.04%

U.S. Treasury Bills
1.960 due 03/31/2005			75	75	75	75	0.00%
2.184% due 03/03/2005-03/17/2005 (d) (e) (f)	29,095	28,952			29,095	28,952	1.16%

Total Short-Term Instruments		1,523,073		3,151		1,526,224	60.92%

Total Investments (q)		$2,772,598		$93,831		$2,866,429	114.42%
(Cost $2,757,273, $92,777 and $2,850,050 respectively)
Written Options (h)		(784)		0		(784)	-0.03%
(Premiums $1,212)

22

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED SCHEDULES OF INVESTMENTS

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands, except number of shares

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Other Assets and Liabilities (Net)		(355,489)		(5,041)		(360,530)	(14.39%)

Net Assets		$2,416,325		$88,790		$2,505,115	100.00%

See accompanying notes

23

PIMCO TOTAL RETURN PORTFOLIO

NOTES TO PRO FORMA SCHEDULES OF INVESTMENTS

(amounts in thousands, except number of contacts)

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $8,216 have been pledged as collateral for swap and swaption contracts at December 31, 2004.

(f) Securities with an aggregate market value of $17,782 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	121	$(136)
Eurodollar September Long Futures	09/2005	3,542	(2,311)
Eurodollar December Long Futures	12/2005	183	(2)
Euribor Written Put Options Strike @ 97.750	06/2005	328	(50)
Euro-Bund 10-Year Note Long Futures	03/2005	917	150
Government of Japan 10-Year Note Long Futures	03/2005	25	74
U.S. Treasury 10-Year Note Long Futures	03/2005	5,833	3,632
U.S. Treasury 30-Year Bond Long Futures	03/2005	270	669
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	136	57

			$2,083

24

(g) Swap agreements outstanding at December 31, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	1,800	$40
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,700	(201)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		1,700	(34)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		900	(31)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,600	(26)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		1,100	(47)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		4,400	(203)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	46,800	922
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		3,000	185
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		88,700	1,162
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		1,500	119
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		15,700	1,267
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		19,900	565
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,800	130
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		1,800	133
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(102)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(55)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,050,000	(370)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(682)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$78,600	35
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		102,600	46
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		17,800	159
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		20,400	113
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		42,000	312
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2007		91,800	(154)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		111,300	403

							$3,686

25

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	3,300	18
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	900	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	800	3
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	300	2

						$26

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note March Futures	$114.000	02/18/2005	1,681	$636	394
Put - CBOT U.S. Treasury Note March Futures	108.000	02/18/2005	1,178	350	111

				$986	$505

26

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	3,900	$94	$279
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	3,900	132	0

						$226	$279

*	The Portfolio will pay a floating rate based on 3-month USD LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD LIBOR.

(i) Short sales open at December 31, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.875	02/15/2013	$4,900	$4,836	$4,857
U.S. Treasury Note	4.750	05/15/2014	11,300	11,779	11,591

				$16,615	$16,448

(j) Forward foreign currency contracts outstanding at December 31, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	636	01/2005	$25	$0	$25
Buy		1,328	02/2005	28	0	28
Buy		1,500	03/2005	27	0	27
Buy	CP	377,099	02/2005	46	0	46
Buy		303,010	03/2005	34	0	34
Buy	EC	6,389	01/2005	116	0	116
Sell		14,406	01/2005	0	(238)	(238)
Buy	H$	3,427	01/2005	0	0	0
Buy	JY	4,476,719	01/2005	1,892	0	1,892
Sell		916,351	01/2005	0	(15)	(15)
Buy	KW	510,840	01/2005	47	0	47
Buy		520,066	02/2005	16	0	16
Buy		590,000	03/2005	14	0	14
Buy	MP	4,737	02/2005	10	0	10

27

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		5,606	03/2005	4	0	4
Buy	PN	1,530	02/2005	5	0	5
Buy		1,740	03/2005	3	0	3
Buy	PZ	1,380	02/2005	37	0	37
Buy		1,385	03/2005	13	0	13
Buy	RP	33,915	03/2005	6	0	6
Buy	RR	12,665	01/2005	15	0	15
Buy		12,733	02/2005	12	0	12
Buy		15,239	03/2005	9	0	9
Buy	S$	743	01/2005	11	0	11
Buy		755	02/2005	4	0	4
Buy		853	03/2005	4	0	4
Buy	SV	14,486	02/2005	25	0	25
Buy		16,715	03/2005	6	0	6
Buy	T$	14,791	02/2005	11	0	11
Buy		16,605	03/2005	12	0	12

				$2,432	$(253)	$2,179

Principal amount denoted in indicated currency:

BP	–	British Pound
BR	–	Brazilian Real
CP	–	Chilean Peso
EC	–	Euro
H$	–	Hong Kong Dollar
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
PN	–	Peruvian New Sol
PZ	–	Polish Zloty
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar

(k)	Indicates restricted security; the aggregate value of restricted securities is $1,962 (aggregate cost $1,819), which is approximately 2.2% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(l)	This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(m)	Illiquid security.
(n)	Principal is denominated in Euros.
(o)	Agency obligations are not guaranteed by the U.S. Government.
(p)	This Fund is a separate series of the CIGNA Variable Products Group.
(q)	As of December 31, 2004, portfolio securities with aggregate market values of $21,561 were valued with reference to securities whose prices are more readily obtainable.

28

(r) Pro-Forma Federal Income Tax Matters

As of December 31, 2004, the components of distributable taxable earnings are as follows (amounts in thousands):
Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to- Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral (2)
$33,368	$21,608	$3,892	$0	$0	$(4,513)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts and amortization of swap premiums.
(2)	Capital losses realized during the period November 1, 2004 through December 31, 2004 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

As of December 31, 2004, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
$2,852,514	$19,882	$(5,967)	$13,915

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to tax straddle deferrals for federal income tax purposes.

For the fiscal year ended December 31, 2004, the Portfolio made the following tax basis distributions (amounts in thousands):

Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital
$61,973	$21,648	$0

(4)	Includes short-term capital gains.

29

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES

as of December 31, 2004

(UNAUDITED)

All numbers are in thousands (except per share amounts)

	PIMCO Total Return Portfolio	TimeSquare VP Core Plus Bond Fund	Pro Forma Adjustments	PIMCO Total Return Portfolio Pro Forma Combined
Assets:
Investments, at value	$2,295,501	$93,831	—	$2,389,332
Repurchase agreement, at value	477,097	0	—	477,097
Cash	3	0	—	3
Foreign currency, at value	3,946	0	—	3,946
Receivable for Investments sold	20	84	—	104
Receivable for Investments sold on delayed delivery basis	16,448	0	—	16,448
Unrealized appreciation on forward foreign currency contracts	2,412	20	—	2,432
Receivable for Portfolio shares sold	3,663	2,231	—	5,894
Interest and dividends receivable	7,227	776	—	8,003
Variation margin receivable	2,704	0	—	2,704
Investments for Trustees' deferred compensation plan	0	4	—	4
Swap premiums paid	3,590	39	—	3,629
Unrealized appreciation on swap agreements	5,617	4	—	5,621
Prepaid Insurance	0	4	—	4

Total Assets	2,818,228	96,993	—	2,915,221

Liabilities:
Payable for investments purchased	337,866	8,070	—	345,936
Payable for investments purchased on delayed delivery basis	5,328	0	—	5,328
Payable for shareholder report	0	0	—	0
Unrealized depreciation on forward foreign currency contracts	243	10	—	253
Payable for short sales	16,615	0	—	16,615
Written options outstanding	784	0	—	784
Payable for Fund shares redeemed	29,685	0	—	29,685
Dividends payable	911	0	—	911
Accrued audit and legal fee	0	27	—	27
Accrued custody fee	0	42	—	42
Accrued investment advisory fee	546	29	—	575
Accrued administration fee	546	13	—	559
Accrued servicing fee	289	0	—	289
Variation Margin Payable	60	0	—	60
Swap premiums received	7,125	0	—	7,125
Shareholder reports payable	0	5	—	5
Unrealized depreciation on swap agreements	1,905	0	—	1,905
Other liabilities	0	7	—	7

Total liabilities	401,903	8,203	—	410,106

Net Assets	$2,416,325	$88,790	$—	$2,505,115

Net Assets Consist of:
Paid in capital	$2,349,333	$87,512	—	$2,436,845
Undistributed (overdistributed) net investment income	31,409	(192)	—	31,217
Accumulated undistributed net realized gain	11,948	401	—	12,349
Net unrealized appreciation	23,635	1,069	—	24,704

Net assets	$2,416,325	$88,790	$—	$2,505,115

Shares Issued and Outstanding:

PIMCO Total Return Portfolio
Institutional Class	6,053	—	8,462	14,515
Administrative Class	223,739	—	—	223,739

TimesSquare VP Core Plus Bond Fund
Institutional Class		8,904	(8,904)	—
Administrative Class
Net Asset Value Per Share:

PIMCO Total Return Portfolio
Institutional Class	$10.51	—	$—	$10.51
Administrative Class	$10.51	—	$—	$10.51

TimesSquare VP Core Plus Bond Fund
Institutional Class		$9.97	$(9.97)	$—
Administrative Class
Cost of Investment Owned	2,280,176	92,777	—	2,372,953

Cost of Repurchase Agreement	477,097	0	—	477,097

Cost of Foreign Currency Held	3,862	0	—	3,862

30

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA COMBINED STATEMENT OF OPERATIONS

For the twelve months ended December 31, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Total Return Portfolio	TimeSquare VP Core Plus Bond Fund	Pro Forma Adjustments	PIMCO Total Return Portfolio Pro Forma Combined
Investment Income:
Interest	$53,645	$5,549	$—	$59,194
Dividends	503	99	—	602
Miscellaneous income	6	0	—	6

Total Income	54,154	5,648	—	59,802
Expenses:
Investment advisory fees	5,555	580	(290)	5,845
Administration fees	5,555	67	155	5,777
Audit and legal fees	0	35	(35)	—
Custodian fees	0	135	(135)	—
Servicing fees - Administrative Class	3,235	0	—	3,235
Shareholder report	0	7	(7)	—
Transfer agent fees	0	6	(6)	—
Trustees’ fees	35	5	—	40
Miscellaneous	0	3	(3)	—

Total expenses	14,380	838	(321)	14,897
Less Expenses waived by Adviser	—	(228)	—	(228)

Net expenses	14,380	610	(321)	14,669
Net Investment Income	39,774	5,038	321	45,133

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	23,447	4,140	—	27,587
Net realized gain (loss) on futures contracts, options and swaps	53,173	(712)	—	52,461
Net realized gain on foreign currency transactions	448	262	—	710
Net change in unrealized (depreciation) on investments	(7,531)	(3,368)	—	(10,899)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(6,138)	(32)	—	(6,170)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	2,326	(144)	—	2,182

Net Gain	65,725	146	—	65,871

Net Increase in Assets Resulting from Operations	$105,499	$5,184	$321	$111,004

31

PIMCO MONEY MARKET FUND

AND

PIMCO TOTAL RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

1. Basis of Presentation.

Subject to the approval of the Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the TimesSquare VP Core Plus Bond Fund (the “TS Bond Fund”), the TS Bond Fund would combine with the PIMCO Total Return Portfolio in a transaction in which the PIMCO Total Return Portfolio will be the surviving Portfolio and the TimesSquare VP Money Market Fund (the “TS Money Market Fund”) would combine with the PIMCO Money Market Portfolio in transactions in which the PIMCO Total Return Portfolio and the PIMCO Money Market Portfolio will be the surviving Portfolios. As a result of the proposed transactions, the TS Bond Fund and the TS Money Market Fund will cease to be a separate series of the CIGNA Variable Products Group and shareholders of the TS Money Market Fund will receive in exchange for their shares a number of institutional class shares of PIMCO Money Market Portfolio, equal in value at the closing date of the reorganization (the “Closing Date”) to the aggregate value of their TS Money Market Fund, and shareholders of the TS Bond Fund will receive in exchange for their shares a number of institutional class shares of PIMCO Total Return Portfolio, equal in value at the Closing Date to the aggregate value of their TS Bond Fund shares.

As a result of the proposed transaction, shareholders of the TS Bond Fund will receive in exchange for their shares a number of full and fractional Merger Shares having an aggregate net asset value equal to the net asset value of the PIMCO Total Return Portfolio attributable to its Institutional shares; and (ii) shareholders of the TS Money Market Fund will receive in exchange for their shares a number of full and fractional Merger Shares having an aggregate net asset value equal to the net asset value of the PIMCO Money Market Portfolio attributable to its Institutional shares.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the merger actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

The pro forma financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

The merger expenses will be borne by PIMCO. PIMCO, the adviser to the PIMCO Total Return and the PIMCO Money Market Portfolios, has not identified any securities that are to be sold as a result of the proposed transactions.

2. Pro Forma Adjustments.

The pro forma combined Statements of Assets and Liabilities reflect the reclassification of capital for the shares of the TS Bond Fund and TS Money Market Funds’ Portfolios into Shares of Beneficial Interest of the PIMCO Total Return Portfolio and the PIMCO Money Market Portfolios, respectively.

3. Tax Status of the Merged Entity.

The Fund intends to qualify as a regulated investment company and to distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

32

PIMCO MONEY MARKET FUND

AND

PIMCO TOTAL RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

The pro forma combined Statements of Operations reflect:

i)	a decrease in the advisory fee paid by the TimeSquare VP Core Plus Bond Fund as a result of the application of the 0.25% advisory fee of the PIMCO Total Return Portfolio.

ii)	an increase in the administration fee paid by the TimeSquare VP Core Plus Bond Fund as a result of the application of the 0.25% advisory fee of the PIMCO Total Return Portfolio.

iii)	a decrease in the advisory fee paid by the TimeSquare VP Money Market Fund as a result of the application of the 0.15% advisory fee of the PIMCO Money Market Portfolio.

iv)	an increase in the administration fee paid by the TimeSquare VP Money Market Fund as a result of the application of the 0.20% advisory fee of the PIMCO Money Market Portfolio.

v)	a decrease in the audit, legal, custodian, shareholder report, insurance and transfer agents expenses paid by the TimeSquare VP Money Market Fund and TimeSquare VP Core Plus Bond Fund as a result of the application of the unified fees.

4. Security Valuation.

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

33

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article IX of the Registrant’s Second Amended and Restated Master Trust Instrument provides the following:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees, officers, employees and managers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, manager, investment adviser, delegate or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee, officer, employee or manager of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee, officer, employee, manager or agent of the Trust (including persons who serve at the Trust’s request as directors, trustees, officers or agents of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been a Covered Person and against amounts paid or incurred by such person in the settlement thereof, whether or not such person is a Covered Person at the time such expenses are incurred;

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

1

(c) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by such person to the Trust or applicable Series if it is ultimately determined that such person is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(d) The rights of indemnification herein provided shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(e) By action of the Trustees, and notwithstanding any interest of the Trustees in the action, the Trust shall have power to purchase and maintain insurance, in such amounts as the Trustees deem appropriate, on behalf of any Covered Person, whether or not such person is indemnified against such liability or expense under the provisions of this Article IX and whether or not the Trust would have the power or would be required to indemnify such person against such liability under the provisions of this Article IX or of the Delaware Act or by any other applicable law, subject only to any limitations imposed by the 1940 Act.

(f) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or Bylaws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees; to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 6 of each Interim Advisory Agreement between Registrant and the Investment Adviser and Section 5 of the Administrative Services Agreement between the Registrant and Administrator limit the liability of the Investment Adviser and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, Interim Advisory Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

2

Item 16.	Exhibits

(1)	(a)	Trust Instrument dated October 3, 1997(1)

	(b)	Certificate of Trust dated October 3, 1997(1)

(2)	By-Laws(1)

(3)	Not Applicable

(4)	Forms of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Total Return Portfolio series and PIMCO Money Market Portfolio series, and CIGNA Variable Products Group on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund(14)

(5)	Not Applicable

(6)	(a)	Form of Investment Advisory Contract(8)

	(b)	Form of Supplement to Investment Advisory Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(c)	Form of Supplement to Investment Advisory Contract relating to All Asset Portfolio(10)

	(d)	Form of Asset Allocation Sub-Advisory Agreement relating to All Asset Portfolio(10)

(7)	(a)	Form of Distribution Contract(2)

	(b)	Form of Supplement to Distribution Contract relating to Real Return, and Long-Term U.S. Government Portfolios(5)

	(c)	Form of Supplement to Distribution Contract relating to Total Return Bond Portfolio II(6)

	(d)	Form of Supplement to Distribution Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(e)	Form of Supplement to Distribution Contract relating to All Asset Portfolio(10)

(8)	Not Applicable.

(9)	(a)	Form of Letter Agreement(3)

	(b)	Form of Custodian Agreement(4)

(10)	(a)	Form of Distribution Plan for Advisor Class Shares(12)

	(b)	Form of Distribution Plan for Class M Shares(12)

	(c)	Form of Services Plan for Class M Shares(12)

	(d)	Form of Multi-Class Plan(8)

	(e)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3(12)

(11)	Form of Opinion and Consent of Counsel(14)

(12)	Forms of Opinion and Consent of Counsel Supporting Tax Matters and Consequences(14)

(13)	(a)	Form of Amended and Restated Administration Agreement(8)

3

	(b)	Form of Supplement to Administration Agreement relating to Real Return, and Long-Term U.S. Government Portfolios(5)

	(c)	Form of Supplement to Administration Agreement relating to Total Return Bond Portfolio II(6)

	(d)	Form of Supplement to Amended and Restated Administration Agreement relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(e)	(1) Form of Participation Agreement(2)

(2) Form of Participation Agreement(12)

	(f)	Form of Services Agreement(2)

	(g)	Form of Amended Expense Limitation Agreement(6)

	(h)	Forms of Agreements and Plans of Reorganization(14)

	(i)	Form of Supplement to Amended and Restated Administration Agreement relating to All Asset Portfolio(10)

	(j)	Form of Services Agreement for Class M Shares(12)

	(k)	Form of Selling Agreement(12)

(14)	(a)	Consent of Independent Auditor with respect to the PIMCO Total Return Portfolio and PIMCO Money Market Portfolio(13)

	(b)	Consent of Independent Auditor with respect to the TimesSquare VP Core Plus Bond Fund and TimesSquare VP Money Market Fund(13)

(15)	Not Applicable

(16)	Powers of Attorney(8)

(17)	(a)	Form of Subscription Agreement(2)

	(b)	Code of Ethics(7)

	(c)	Form of Proxy Card(14)

(1)	Incorporated by reference from the initial Registration Statement filed on October 3, 1997.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed on December 19, 1997.

(3)	Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement filed on December 24, 1997.

(4)	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113, 811-5028) as filed on November 17, 1997.

(5)	Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement filed on September 25, 1998.

(6)	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement filed on April 30, 1999.

(7)	Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement filed on March 31, 2000.

(8)	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement filed on January 31, 2001.

(9)	Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement filed on November 25, 2002.

(10)	Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement filed on April 14, 2003.

(11)	Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement filed on April 29, 2004.

(12)	Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement filed on April 30, 2004.

(13)	Filed herewith.
(14)	Filed as an exhibit to PIMCO Variable Insurance Trust’s Registration Statement on Form N-14 (File No 333-122042) on January 14, 2005 and incorporated herein by reference.

4

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

5

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Washington, District of Columbia, on the eleventh day of March, 2005.

PIMCO VARIABLE INSURANCE TRUST	*By:	/s/ ROBERT W. HELM
Robert W. Helm, as attorney-in-fact

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brent R. Harris* Brent R. Harris	Trustee and Chairman	March 11, 2005

R. Wesley Burns* R. Wesley Burns	President and Trustee	March 11, 2005

E. Philip Cannon* E. Philip Cannon	Trustee	March 11, 2005

Vern O. Curtis* Vern O. Curtis	Trustee	March 11, 2005

J. Michael Hagan* J. Michael Hagan	Trustee	March 11, 2005

6

William J. Popejoy* William J. Popejoy	Trustee	March 11, 2005

*By:	/s/ Robert W. Helm
Robert W. Helm
Attorney-in-Fact

*	Executed pursuant to powers of attorney previously filed in Post-Effective Amendment No. 7 to the Registration Statement filed on January 31, 2001.

7

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

(4)	Form of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Money Market Portfolio, and CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund series.

(4)	Form of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Total Return Portfolio series, and CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund series.

(6)	Interim Investment Advisory Agreement between CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series, and Pacific Investment Management Company LLC.

(11)	Form of Opinion and Consent of Counsel.

(12)	Forms of Opinion and Consent of Counsel Supporting Tax Matters and Consequences.

(14)	(a) Consent of Independent Registered Public Accounting Firm with respect to the PIMCO Total Return Portfolio and PIMCO Money Market Portfolio.

(b) Consent of Independent Registered Public Accounting Firm with respect to the TimesSquare VP Core Plus Bond Fund and TimesSquare VP Money Market Fund.

8